UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square. Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2015

Date of reporting period: November 30, 2014

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2014, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND
(THE “FUND”)

November 30, 2014

1

TABLE OF CONTENTS

Manager’s Discussion & Analysis	2
Fund Profile	3
Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	18

2	CCM Alternative Income Fund

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2014, the CCM Alternative Income Fund delivered a total return of -0.30% (including 1.40% of dividends). For the same period, the Citigroup 3-month T-Bill Index returned 0.01%.

The Barclays US Aggregate Bond Index returned 1.91% as the yield curve flattened during the six-month period ended November 30, 2014. The 10-year Treasury yield decreased from 2.48% to 2.17% while the 2-year note increased from 0.38% to 0.47%. The equity markets, meanwhile, continued to rally as the S&P 500 Index returned 8.58%.

There was encouraging news on the job front as the unemployment rate, which now stands at 5.8%, is at its lowest level since mid-2008. Economic growth, as measured by the U.S. gross domestic product (GDP), increased at an annual rate of 3.9% – continuing a positive growth trend from the 4.6% increase in the second quarter of 2014.

The Federal Reserve (Fed) officially ended its latest round of quantitative easing (QE3) in October 2014. With QE3 ending, the Fed noted it would leave rates near zero for a considerable time. The Fed, however, left the option open to increase rates sooner should the economy improve faster than anticipated.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The CCM Alternative Income Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

(Unaudited)	3

Fund Profile November 30, 2014

Top Ten Holdings*
(% of Net Assets)

Ally Financial	3.98%
FHA Project Loan, Brain Tree, 07/01/2047	3.74%
USDA, Grand Prairie, 12/01/2047	3.27%
Hollywood Beach, Community Development District I, 10/01/2045	3.01%
Macquarie Infrastructure	2.57%
Pitney Bowes	2.23%
Chatham Lodging Trust	2.22%
Verizon Communications	2.20%
Weyerhaeuser	2.18%
Anheuser-Busch InBev (Belgium)	2.16%
27.56%

*	Excludes Short-Term Investments

Asset Allocation**
 (% of Net Assets)

Closed-End Funds	6.28%
Consumer Discretionary	11.26%
Consumer Staples	4.66%
Corporate Bond	0.40%
Energy	2.15%
FGLMC Single Family	0.09%
FHA Project Loans	5.80%
Financials	24.07%
FNMA Multifamily	3.46%
GNMA Multifamily	2.15%
HASC	0.62%
Health Care	2.71%
Industrials	9.43%
Information Technology	1.66%
Materials	1.50%
Money Market Fund	5.88%
Municipal Bonds	36.04%
Telecommunication Services	3.26%
USDA Loan	3.27%
Liabilities in Excess of Other Assets	(24.69)%
100.00%

**	Excludes securities sold short.

4	CCM Alternative Income Fund

Expenses November 30, 2014

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2014 and held for the six-month period ended November 30, 2014.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 Through November 30, 2014
Actual	Institutional Shares	$1,000.00	$ 997.00	$13.57
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,011.48	$13.67

*
Expenses are equal to the annualized expense ratio of 2.71%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of -0.30% for the period June 1, 2014 to November 30, 2014.

(Unaudited)	5

Schedule of Investments November 30, 2014

	Shares	Value
COMMON STOCK - 55.30%
Consumer Discretionary - 11.26%
Cedar Fair (a) (b)	9,000	$429,570
EnerCare (Canada)	30,800	421,114
Family Dollar Stores	100	7,905
Hasbro (a)	9,500	562,400
Interpublic Group of Companies (a)	25,000	507,250
Macy's (c)	2,000	129,820
Omnicom Group	3,000	231,810
Six Flags Entertainment (a)	13,100	532,515
TRW Automotive Holdings (d)	300	31,020
Whistler Blackcomb Holdings (d) (Canada)	14,500	252,885
		3,106,289
Consumer Staples - 4.66%
Anheuser-Busch InBev (a) (e) (Belgium)	5,100	596,649
Vector Group	15,000	326,250
Walgreen (a)	5,300	363,633
		1,286,532
Energy - 2.15%
AMEC (e) (United Kingdom)	1,495	21,639
Dresser-Rand Group (d)	300	24,333
Kinder Morgan	697	28,837
Sunoco (b)	6,900	324,024
TransCanada (Canada)	4,000	192,640
		591,473
Financials - 18.67%
American Capital Mortgage Investment (a) (f)	28,700	576,009
American International Group (a)	10,000	548,000
American Realty Capital Healthcare Trust (f)	3,555	40,278
Ares Capital (a)	35,000	575,750
Chatham Lodging Trust (a) (f)	22,914	613,179
Ellington Financial (a) (b)	3,500	75,670
Ellington Residential Mortgage (f)	15,500	277,140
First Niagara Financial Group	15,000	122,550
Georgia-Carolina Bancshares	500	11,750
Hudson City Bancorp	3,600	35,244
MetLife (a)	10,000	556,100
OmniAmerican Bancorp	1,000	26,870
PNC Financial Services Group (a)	4,200	367,374
Protective Life	450	31,369
Ryman Hospitality Properties (f)	7,000	364,560
Wells Fargo (a)	6,000	326,880
Weyerhaeuser (a) (f)	17,000	600,270
		5,148,993
Health Care - 2.71%
Covidien	340	34,340
Extendicare (Canada)	25,000	152,111
Pfizer (a) (c)	18,000	560,700
		747,151
Industrials - 9.43%
Aircastle (a) (c)	21,000	434,700
Covanta Holding (a)	23,000	576,610
Macquarie Infrastructure (a)	10,100	710,030
Pitney Bowes (a) (c)	25,000	615,500

The accompanying notes are an integral part of the financial statements.

6	CCM Alternative Income Fund

	Shares	Values
Seaspan (Hong Kong) (d)	13,000	$260,650
		2,597,490
Information Technology - 1.66%
Apple (a) (c)	3,000	356,790
Concur Technologies (d)	200	25,762
Tokyo Electron (e) (Japan)	4,460	78,184
		460,736
Materials - 1.50%
MeadWestvaco (a)	8,000	358,400
Rockwood Holdings	350	27,283
Sigma-Aldrich	200	27,320
		413,003
Telecommunication Services - 3.26%
T-Mobile US (c) (d)	10,000	291,900
Verizon Communications (a)	12,000	607,080
		898,980
TOTAL COMMON STOCK
(Cost $13,923,997)		15,250,647

	Principal Amount
MUNICIPAL BONDS - 36.04%
Arizona - 0.61%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (a)	$165,000	168,671

California - 8.21%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (a)	150,000	159,978
Garden Grove, Unified School District
6.08%, 08/01/2030 (a)	235,000	265,773
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (a)	420,000	433,028
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (a)	250,000	276,990
6.63%, 07/01/2040	500,000	563,810
San Jose Airport Revenue
6.60%, 03/01/2041 (a)	500,000	568,240
		2,267,819
District of Columbia - 1.44%
District of Columbia
7.63%, 10/01/2035 (a)	365,000	397,226

Florida - 6.18%
Florida State Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	157,489
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (a)	220,000	244,946
6.25%, 10/01/2045 (a)	745,000	829,677
Orlando Community Redevelopment Agency, Build America Bond
7.78%, 09/01/2040 (a)	405,000	471,890
		1,704,002
Georgia - 1.57%
Atlanta Development Authority
5.35%, 01/01/2035 (a)	400,000	431,584

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Illinois - 1.82%
Bedford Park Village
6.57%, 12/01/2030 (a)	$445,000	$501,715

Louisiana - 2.04%
New Orleans Public Improvement
6.05%, 12/01/2038 (a)	500,000	562,730

Massachusetts - 1.24%
Massachusetts State, Housing Finance Agency
4.94%, 12/01/2037 (a)	335,000	341,827

Minnesota - 0.61%
Minneapolis Development Revenue
6.50%, 06/01/2040 (a)	155,000	168,178

New Jersey - 0.73%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (a)	175,000	200,410

North Carolina - 0.90%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (a)	225,000	247,149

Ohio - 2.87%
Clermont County Port Authority
5.75%, 12/01/2033 (a)	250,000	279,615
Montgomery
4.80%, 12/01/2037 (a)	110,000	113,450
Northeastern Ohio Medical University, Build America Bond
6.73%, 12/01/2030 (a)	230,000	245,682
Rocky River City School District Build America Bond
6.33%, 12/01/2044 (a)	150,000	153,521
		792,268
Oklahoma - 0.47%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (a)	120,000	128,694

South Carolina - 1.67%
Myrtle Beach
5.90%, 06/01/2039 (a)	400,000	461,492

Texas - 1.14%
Austin
5.75%, 11/15/2042 (a)	300,000	313,983

West Virginia - 2.70%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (a)	500,000	535,150
8.25%, 03/01/2035 (a)	195,000	210,908
		746,058

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund
	Principal Amount	Value
Wisconsin - 1.84%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (a)	$475,000	$506,117

TOTAL MUNICIPAL BONDS
(Cost $9,692,244)		9,939,923

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.77%
FGLMC Single Family- 0.09%
1998-2106, 7.90%, 12/15/2028 (h)	94,909	24,307

FHA Project Loans - 5.80%
034-35272, 5.00%, 06/01/2035 (g)	304,609	304,824
Ridgewood Florida, 6.45%, 01/01/2036 (g)	265,223	264,127
Brain Tree, 6.51%, 07/01/2047 (g)	952,408	1,031,198
		1,600,149
FNMA Multifamily - 3.46%
Pool 464523, 5.51%, 07/01/2024	369,097	436,773
Pool 957188, 5.65%, 06/01/2017	46,663	51,281
Pool 464296, 5.86%, 01/01/2028	355,911	365,213
Pool 463194, 6.36%, 08/01/2027	99,274	100,883
		954,150
GNMA Multifamily - 2.15%
2010-68, 6.43%, 06/20/2040 (h)	3,346,961	502,236
2014-44, 9.69%, 03/20/2044 (h)	90,456	91,613
		593,849
USDA Loan - 3.27%
USDA Loan, 5.95%, 12/01/2047 (g)	829,424	901,749
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $3,928,820)		4,074,204

	Shares
CLOSED-END FUNDS - 6.28%
Apollo Tactical Income Fund (a)	8,900	150,588
BlackRock Build America Bond Trust (a)	19,000	409,260
BlackRock Insured Municipal Income Trust	14,665	203,990
BlackRock MuniAssets Fund (a)	13,540	182,519
PIMCO Dynamic Income Fund	11,000	363,110
Putnam Managed Municipal Income Trust (a)	60,000	423,600

TOTAL CLOSED-END FUNDS
(Cost $1,703,673)		1,733,067

PREFERRED STOCK - 5.40%
Financials – 5.40%
Ally Financial (h)	41,333	1,096,978
Goldman Sachs Group (h)	1,016	19,406
Morgan Stanley (h)	14,500	372,650

TOTAL PREFERRED STOCK
(Cost $1,500,232)		1,489,034

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
MORTGAGE-BACKED OBLIGATION - 0.62%
HASC - 0.62%
2005-I1 2A4, 0.54%, 11/25/2035	$235,000	$170,999
TOTAL MORTGAGE-BACKED OBLIGATION
(Cost $126,447)		170,999

CORPORATE BOND - 0.40%
Salvation Army
5.68%, 09/01/2031 (a)	100,000	110,650
TOTAL CORPORATE BOND
(Cost $101,834)		110,650

	Shares
SHORT-TERM INVESTMENT - 5.88%
Money Market Fund - 5.88%
Dreyfus Treasury Prime Cash Management, 0.00% (i)	1,621,110	1,621,110
TOTAL SHORT-TERM INVESTMENT
(Cost $1,621,110)		1,621,110

Total Investments (Cost $32,598,357) - 124.69%		34,389,634
Liabilities in Excess of Other Assets, Net - (24.69)%		(6,809,726)
NET ASSETS - 100.00%		$27,579,908

Footnotes
The following information for the Fund is presented on an income tax basis as of November 30, 2014:
Cost of Investments	$32,598,357
Gross Unrealized Appreciation	1,903,185
Gross Unrealized Depreciation	(111,908)
Net Unrealized Appreciation	$1,791,277

	Shares
EXCHANGE TRADED FUNDS SOLD SHORT - (2.93)%
Energy Select Sector SPDR ETF(c)	(2,000)	$(159,640)
iShares MSCI Brazil Capped ETF	(5,000)	(209,250)
iShares MSCI Emerging Markets ETF	(4,750)	(197,125)
iShares S&P/TSX 60 Index Fund	(12,800)	(242,930)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $838,900)		(808,945)

COMMON STOCK SOLD SHORT - (14.99)%
Consumer Discretionary - (2.44)%
Darden Restaurants	(3,100)	(176,669)
LifeLock (d)	(4,000)	(66,040)
McDonald's	(2,600)	(251,706)
Wynn Resorts (c)	(1,000)	(178,610)
		(673,025)
Consumer Staples - (1.38)%
Coca-Cola	(8,500)	(381,055)

Energy - (0.19)%
Amec Foster Wheeler (United Kingdom)	(1,495)	(21,850)
Kinder Morgan	(697)	(28,821)
		(50,671)

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund
	Shares	Value
Financials - (2.42)%
American Residential Properties (c) (d) (f)	(21,000)	$(373,170)
Equity Residential (f)	(2,750)	(194,810)
M&T Bank	(303)	(38,184)
Southside Bancshares	(445)	(14,387)
State Bank Financial	(397)	(7,384)
Ventas (f)	(540)	(38,637)
		(666,572)
Health Care - (1.03)%
Medtronic	(324)	(23,934)
ResMed	(4,900)	(260,680)
		(284,614)
Industrials - (4.55)%
Boeing	(3,000)	(403,080)
Caterpillar (c)	(4,200)	(422,520)
CNH Industrial	(22,000)	(171,380)
Deere	(3,000)	(259,860)
		(1,256,840)
Information Technology - (1.45)%
Applied Materials	(3,623)	(87,133)
ViaSat (c) (d)	(4,700)	(311,610)
		(398,743)
Materials - (1.53)%
Albemarle	(168)	(9,919)
AptarGroup	(3,500)	(228,375)
Scotts Miracle-Gro	(3,000)	(183,090)
		(421,384)
TOTAL COMMON STOCK SOLD SHORT
(Proceeds $3,944,462)		(4,132,904)

Total Securities Sold Short
(Proceeds $4,783,362)		$(4,941,849)

Footnote
The following information for the Fund is presented on an income tax basis as of November 30, 2014:
Proceeds from Securities Sold Short	$(4,783,362)
Gross Unrealized Appreciation	56,769
Gross Unrealized Depreciation	(215,256)
Net Unrealized Depreciation	$(158,487)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Contracts	Value
PURCHASED OPTIONS † (d) - 0.43%
Ambac Financial Group Call,
Expires 01/17/2015, Strike Price: $40.00	10	$20
Expires 01/17/2015, Strike Price: $30.00	30	600
Apple Put,
Expires 12/20/2014, Strike Price: $114.00	12	1,092
Caterpillar Put,
Expires 12/20/2014, Strike Price: $105.00	10	4,700
CurrencyShares Euro ETF Put,
Expires 01/17/2015, Strike Price: $122.00	40	5,160
CurrencyShares Japanese Yen ETF Put,
Expires 12/20/2014, Strike Price: $83.00	50	7,500
iShares iBoxx $ High Yield Corporate Bond Put,
Expires 12/20/2014, Strike Price: $91.00	250	17,500
iShares Russell 2000 Put,
Expires 12/20/2014, Strike Price: $113.00	420	37,800
National Fuel Gas Company Call,
Expires 01/17/2015, Strike Price: $75.00	20	700
Expires 01/17/2015, Strike Price: $7.50	100	500
Pfizer Call,
Expires 02/21/2015, Strike Price: $30.00	40	7,040
Pitney Bowes Call,
Expires 12/20/2014, Strike Price: $25.00	100	3,200
PowerShares QQQ Put,
Expires 12/20/2014, Strike Price: $103.63	20	1,180
ProShares UltraShort 20+ Year Treasury Put,
Expires 12/20/2014, Strike Price: $52.00	60	14,520
QEP Resources Call,
Expires 12/20/2014, Strike Price: $32.00	40	200
SeaWorld Entertainment Call,
Expires 12/20/2014, Strike Price: $20.00	10	100
SPDR S&P 500 ETF Put,
Expires 12/20/2014, Strike Price: $198.00	30	1,740
T-Mobile US Call,
Expires 01/17/2015, Strike Price: $32.00	50	1,600
United States Oil ETF Call,
Expires 12/20/2014, Strike Price: $29.00	50	300
ViaSat Put,
Expires 12/20/2014, Strike Price: $65.00	15	900
Wabash National Call,
Expires 12/20/2014, Strike Price: $10.00	30	2,400
Expires 12/20/2014, Strike Price: $12.50	200	3,000
Expires 01/17/2015, Strike Price: $12.50	50	250
Wynn Resorts Put,
Expires 12/20/2014, Strike Price: $170.00	10	1,450
Yum! Brands Call,
Expires 12/20/2014, Strike Price: $75.00	25	7,525

TOTAL PURCHASED OPTIONS
(Cost $161,350)		$120,977

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

	Contacts	Value
WRITTEN OPTIONS † (d) - (0.21)%
Aircastle Call,
Expires 01/17/2015, Strike Price: $20.00	(95)	$(12,825)
American Residential Properties Call,
Expires 12/20/2014, Strike Price: $17.50	(20)	(1,600)
American Residential Properties Put,
Expires 12/20/2014, Strike Price: $17.50	(30)	(900)
Apple Call,
Expires 12/20/2014, Strike Price: $120.00	(10)	(2,110)
Deere Put,
Expires 12/20/2014, Strike Price: $82.50	(10)	(350)
Energy Select Sector SPDR ETF Put,
Expires 12/20/2014, Strike Price: $75.00	(10)	(690)
iShares Russell 2000 Put,
Expires 01/17/2015, Strike Price: $106.00	(420)	(32,340)
Macy's Call,
Expires 12/20/2014, Strike Price: $62.50	(10)	(2,850)
Expires 12/20/2014, Strike Price: $65.00	(10)	(1,280)
National Fuel Gas Company Call,
Expires 01/17/2015, Strike Price: $80.00	(10)	(50)
T-Mobile US Call,
Expires 01/17/2015, Strike Price: $36.00	(50)	(2,500)
Yum! Brands Call,
Expires 12/20/2014, Strike Price: $77.50	(15)	(2,115)
Expires 12/20/2014, Strike Price: $80.00	(10)	(510)

TOTAL WRITTEN OPTIONS
(Premiums Received $55,161)		$(60,120)

†	For the period ended November 30, 2014, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian Currency	(4)	Dec-2014	$14,145
NASDAQ 100 E-MINI	(3)	Dec-2014	(14,972)
Russell 2000 Index E-MINI	(14)	Dec-2014	(32,547)
S&P 500 Index E-MINI	(29)	Dec-2014	(124,810)
U.S. 10-Year Interest Rate Swap	(24)	Dec-2014	(80,717)
U.S. 10-Year Treasury Note	(13)	Dec-2014	(9,552)
U.S. 2-Year Interest Rate Swap	(26)	Dec-2014	(14,138)
U.S. 5-Year Interest Rate Swap	(53)	Dec-2014	(80,654)
U.S. Long Treasury Note	(16)	Dec-2014	(97,651)
			$(440,896)

‡	For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

(a)	All or a portion of this security has been committed as collateral for open short positions.
(b)	Security considered to be a Master Limited Partnership. At November 30, 2014, these securities amounted to $829,264 or 3.01% of net assets.
(c)	Underlying security for a written/purchased option.
(d)	Non-income producing security.
(e)	ADR - American Depository Receipt
(f)	REIT - Real Estate Investment Trust
(g)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2014 is $2,501,898, which represents 9.07% of total net assets.
(h)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2014.
(i)	The rate shown is the 7-day effective yield as of November 30, 2014.

ETF — Exchange Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HASC — HSI Asset Securitization Corporation Trust
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TSX — Toronto Stock Exchange
USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

Statement of Assets and Liabilities as of November 30, 2014

Assets:
Investments, at fair value (identified cost — $32,598,357)	$34,389,634
Foreign currency, at value (cost — $174,166)	172,668
Receivables:
Investment securities sold	528,037
Dividends and interest	279,246
Capital shares sold	71,212
Variation margin	47,253
Due from Advisor	5,227
Options purchased, at value (cost — $161,350)	120,977
Prepaid expenses	10,157
Total Assets	$35,624,411
Liabilities:
Payables:
Securities sold short (proceeds — $4,783,362)	$4,941,849
Investment securities purchased	756,108
Variation margin	35,004
Advisory fees due to Advisor	22,275
Distributions to Shareholders	17,519
Capital shares redeemed	16,873
Dividends on securities sold short	14,259
Stock loan fees	5,186
Shareholder servicing fees	4,455
Administration fees	2,055
Due to broker	2,137,686
Options written, at value (proceeds — $55,161)	60,120
Other accrued expenses	31,114
Total Liabilities	$8,044,503
Net Assets:	$27,579,908
Net Assets consist of:
Paid-in capital	$27,474,417
Distributions in excess of net investment income	(830)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(1,038,666)
Net unrealized appreciation on investments and securities sold short	1,632,790
Net unrealized depreciation options	(45,332)
Net unrealized depreciation on futures contracts	(440,896)
Net unrealized depreciation on foreign currency translation	(1,575)
Net Assets	$27,579,908
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 2,670,334 shares outstanding)	$27,579,908
Net Asset Value, offering and redemption price per share —
Institutional Shares	$10.33

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

Statement of Operations for the six-month period ended
 November 30, 2014

Investment Income:
Dividends	$376,744
Interest	245,594
Less: Foreign Taxes Withheld	(66)
Total investment income	622,272
Expenses:
Investment advisory fees	109,824
Shareholder servicing fees	21,965
Prime Broker fees	68,677
Dividend expense on securities sold short	52,809
Professional fees	22,559
Registration and filing expenses	13,337
Accounting and administration fees	12,534
Custodian fees	11,281
Chief Compliance Officer fees	10,392
Printing fees	2,039
Trustees' fees	1,977
Transfer agent fees	1,474
Offering costs	288
Other	3,672
Total expenses	332,828
Less:
Investment advisory fee waiver	(35,633)
Net expenses	297,195
Net investment income	325,077
Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(1,658)
Net realized loss on investment securities sold short	(168,352)
Net realized loss on futures contracts	(459,913)
Net realized loss on options	(190,118)
Net realized loss on foreign currency transactions	(11,010)
Net realized loss	(831,051)
Net change in unrealized appreciation (depreciation) on investments	783,575
Net change in unrealized appreciation (depreciation) on securities sold short	(42,604)
Net change in unrealized appreciation (depreciation) on futures contracts	(296,251)
Net change in unrealized appreciation (depreciation) on options	17,486
Net change in unrealized appreciation (depreciation) on foreign currency translation	(2,351)
Net change in unrealized appreciation (depreciation)	459,855
Net realized and unrealized loss	(371,196)
Net decrease in net assets resulting from operations:	$(46,119)

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2014 (Unaudited)	For the Fiscal Year Ended May 31, 2014
Operations:
Net investment income	$325,077	$174,642
Net realized loss on investments	(831,051)	(185,451)
Net change in unrealized appreciation on investments	459,855	685,132
Net increase (decrease) in net assets resulting from operations	(46,119)	674,323
Distributions to shareholders from:
Net investment income	(330,583)	(192,214)
Net capital gains	—	(339)
Total distributions	(330,583)	(192,553)
Capital share transactions:
Shares issued	11,817,131	13,505,110 (a)
Shares reinvested	251,196	149,852
Shares redeemed	(352,590)	(145,859)
Increase in net assets from capital share transactions	11,715,737	13,509,103
Increase in net assets	11,339,035	13,990,873
Net Assets:
Beginning of period	16,240,873	2,250,000
End of period	$27,579,908	$16,240,873
Undistributed (distributions in excess of) net investment income	$(830)	$4,676
Share Transactions:
Shares issued	1,134,118	1,320,563 (a)
Shares reinvested	24,186	14,615
Shares redeemed	(33,960)	(14,188)
Increase in shares	1,124,344	1,320,990
Shares outstanding at beginning of period/year	1,545,990	225,000
Shares at end of period/year	2,670,334	1,545,990

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 8).

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Financial Highlights—Per share data
 (for a share outstanding throughout each period)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2014 (Unaudited)		For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013(a)
Net Asset Value, Beginning of Period	$10.51		$10.00	$0.00
Shares Issued	—		—	10.00
Investment Operations:
Net investment income(b)	0.15		0.22	—
Net realized and unrealized gain (loss) on investments(b)	(0.18)		0.50	—
Total from investment operations	(0.03)		0.72	—
Distributions from:
Net investment income	(0.15)		(0.21)	—
Net capital gains	—		— (c)	—
Total distributions	(0.15)		(0.21)	—
Net Asset Value, End of Period	$10.33		$10.51	$10.00
Total return(d)	(0.30%)		7.24%	0.00%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$27,580		$16,241	$2,250
Ratio of expenses to average net assets
Before fee waiver and expense reimbursement	3.03	%(f)	4.65%	n/	a
After fee waiver and expense reimbursement(e)	2.71	%(f)	2.89%	n/	a
Ratio of net investment income to average net assets	2.96	%(f)	2.16%	n/	a
Portfolio turnover rate	60	%(g)	109%	n/	a

(a)	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.
(b)	Based on the average daily number of shares outstanding during the period.
(c)	The amount represents less than $0.01 per share.
(d)	Returns are for the period indicated and have not been annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.60%.
(f)	Annualized.
(g)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Notes to Financial Statements November 30, 2014

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). Effective as of January 16, 2014, the name of the Fund was changed from the CCM Active Income Fund to the CCM Alternative Income Fund. The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At November 30, 2014, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $2,501,898.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

(Unaudited)	19

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets
•	Quoted prices for identical or similar assets in non-active markets
•	Inputs other than quoted prices that are observable
•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means
•	Matrix pricing
•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

20	CCM Alternative Income Fund
The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2014.
Assets	Level 1	Level 2	Level 3		Total
Common Stock	$15,250,647	$—	$—		$15,250,647
Municipal Bonds	—	9,939,923	—		9,939,923
U.S. Government & Agency Obligations	—	1,572,306	2,501,898		4,074,204
Closed-End Funds	1,733,067	—	—		1,733,067
Preferred Stock	1,096,978	392,056	—		1,489,034
Mortgage-Backed Obligations	—	170,999	—		170,999
Corporate Bond	—	110,650	—		110,650
Short-Term Investment	1,621,110	—	—		1,621,110
Total Assets	$19,701,802	$12,185,934	$2,501,898	*	$34,389,634

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds	$(808,945)	$—	$—	$(808,945)
Common Stock	(4,132,904)	—	—	(4,132,904)
Total Liabilities	$(4,941,849)	$—	$—	$(4,941,849)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$120,977	$—	$120,977
Written Options	—	(60,120)	—	(60,120)
Futures**
Unrealized Appreciation	—	14,145	—	14,145
Unrealized Depreciation	—	(455,041)	—	(455,041)
Total Other Financial Instruments	$—	$(380,039)	$—	$(380,039)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(Unaudited)	21

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2014	$577,467
Accrued discounts/premiums	(101)
Realized gain/(loss)	1,511
Change in appreciation/(depreciation)	72,004
Purchases	1,864,733
Sales	(13,719)
Amortization sold	3
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2014	$2,501,898
Change in unrealized gains included in earnings related to securities still held at reporting date	$72,004

For the six-month period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the six-month period ended November 30, 2014, there have been no significant changes to the Fund’s fair value methodologies.

22	CCM Alternative Income Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2014. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$1,600,149	Matrix Pricing	Structure	Two are out of lockout with remaining maturity term range 11-22 years (16.5 year average maturity). One is a 40yr amortization with a 15yr lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.23 years - 7.97 years (2.81 years)
			Coupon	6.45% - 6.95% (6.64%)
			Spread to Benchmark	N+328 - E+805 (+460)
			Offered Quotes Variance to Mark	-0.41% to 1.50% (.30%)
USDA Loans	$901,749	Matrix Pricing	Structure	40 year term, with 3 years remaining in lockout (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	N+181
			Offered Quotes Variance to Mark	0.00%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

(Unaudited)	23

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Deferred Offering Costs. Offering costs, including costs of printing the initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of November 30, 2014, these costs were fully amortized.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

24	CCM Alternative Income Fund

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2014.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

(Unaudited)	25

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the six-month period ended November 30, 2014.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six-month period ended November 30, 2014 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the year	(1,111)	$(104,423)
Written	(7,002)	(671,332)
Expired	2,110	226,773
Closing buys	5,303	493,821
Balance at the end of the year	(700)	$(55,161)

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized

26	CCM Alternative Income Fund

gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2014 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	1,134,118	$11,817,131
Shares reinvested	24,186	251,196
Shares redeemed	(33,960)	(352,590)
Net Increase	1,124,344	$11,715,737

Transactions in shares of the Fund for the fiscal year ended May 31, 2014 were as follows:

	Shares	Amount
Institutional Shares
Shares issued (a)	1,320,563	$13,505,110
Shares reinvested	14,615	149,852
Shares redeemed	(14,188)	(145,859)
Net Increase	1,320,990	$13,509,103

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 8).

(Unaudited)	27

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments and futures, by the Fund for the six-month period ended November 30, 2014, were as follows:

Purchases:
U.S. Government	$1,109,044
Other	28,656,527
Sales and Maturities:
U.S. Government	$18,101
Other	15,356,200

At November 30, 2014, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:
Cost of investments	$32,598,357
Gross unrealized appreciation	1,903,185
Gross unrealized depreciation	(111,908)
Net appreciation on investments	$1,791,277

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

The fair value of derivative instruments as of November 30, 2014, was as follows:

Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized appreciation on futures contracts	$14,145	$—
Interest rate contracts	Net unrealized depreciation on futures contracts	—	(282,712)
Equity contracts	Net unrealized depreciation on futures contracts	—	(172,329)
Options purchased, at value/Options written, at value		120,977	(60,120)
		$135,122	$(515,161)

28	CCM Alternative Income Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2014, was as follows:
The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$6,136	$18,880	$25,016
Interest rate contracts Futures Contracts	(215,456)	(178,831)	(394,287)
Equity contracts Futures Contracts	(250,593)	(136,300)	(386,893)
Options	(190,118)	17,486	(172,632)
	$(650,031)	$(278,765)	$(928,796)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of November 30, 2014				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	47,253	(35,004)	12,249	—	—	12,249
Total	47,253	(35,004)	12,249	—	—	12,249

Offsetting the Financial Liabilities and Derivative Liabilities
As of November 30, 2014				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
JPMorgan	(35,004)	35,004	—	—	—	—
Total	(35,004)	35,004	—	—	—	—

(Unaudited)	29
Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES
The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six-month period ended November 30, 2014, the Advisor was entitled to receive advisory fees of $109,824. The Advisor waived $35,633 of these fees.

The Board of Trustees of the Trust has approved Badge Investment Partners LLC (the “Sub-Advisor”) to provide sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement between the Advisor and Sub-Advisor. The Advisor pays the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the six-month period ended November 30, 2014, the Advisor paid the Sub-Advisor $43,300 in sub-advisory fees.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2015. For the six-month period ended November 30, 2014, the Fund incurred expenses under the Services Plan of $21,965.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2015 to the extent total annualized expenses (excluding acquired fund fees and expenses and short sale dividend expenses) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

30	CCM Alternative Income Fund

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2014, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain	Decrease Paid-in Capital
$22,248	$(21,825)	$(423)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2014	Fiscal Year Ended May 31, 2013
Distributions declared from:
Ordinary income	$(192,553)	$—
Total Distributions	$(192,553)	$—

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$161,694
Post-October losses	(157,511)
Other temporary differences	(79,903)
Unrealized appreciation, net	557,913
Distributable earnings, net	$482,193

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

(Unaudited)	31

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

32	CCM Alternative Income Fund

Note 8 – IN-KIND TRANSFER OF SECURITIES

During the fiscal year ended May 31, 2014, the Trust issued Institutional Shares of the Fund in exchange for securities that were permissible investments for the Fund. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
June 11, 2013	34,544	$345,093

Note 9 –SUBSEQUENT EVENTS
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	33

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK.

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Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

November 30, 2014

1

TABLE OF CONTENTS

Manager’s Discussion & Analysis	2
Fund Profile	3
Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	33

2	The Community Reinvestment Act Qualified Investment Fund

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2014, the CRA Share Class delivered a total return of 1.87%, the Institutional Share Class delivered a total return of 2.01% and the Retail Share Class delivered a total return of 1.83%. For the same period, the Barclays US Aggregate Bond Index returned 1.91%.

The yield curve flattened during the six-month period ended November 30, 2014. The 10-year Treasury yield decreased from 2.48% to 2.17% while the 2-year note increased from 0.38% to 0.47%.

There was encouraging news on the job front as the unemployment rate, which now stands at 5.8%, is at its lowest level since mid-2008. Economic growth, as measured by the U.S. gross domestic product (GDP), increased at an annual rate of 3.9% — continuing a positive growth trend from the 4.6% increase in the second quarter of 2014.

The Federal Reserve (Fed) officially ended its latest round of quantitative easing (QE3) in October 2014. With QE3 ending, the Fed noted it would leave rates near zero for a considerable time. The Fed, however, left the option open to increase rates sooner should the economy improve faster than anticipated.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

(Unaudited)	3

Fund Profile November 30, 2014

Top Ten Holdings*
(% of Net Assets)

GNMA Multifamily, 4.85%, 08/15/2055	1.18%
GNMA Multifamily, 2.25%, 09/16/2052	1.03%
FNMA Single Family, 4.00%, 07/01/2044	0.98%
FNMA Single Family, 5.00%, 07/01/2040	0.90%
Texas State Affordable Housing Corp., Ser A 2.70%, 09/01/2041	0.80%
GNMA Single Family, 4.50%, 08/20/2041	0.74%
FNMA Single Family, 4.50%, 08/01/2040	0.74%
FNMA Single Family, 4.00%, 05/01/2044	0.69%
GNMA Multifamily, 2.54%, 05/16/2045	0.68%
FNMA Multifamily, 4.46%, 02/01/2021	0.67%
8.41%

Asset Allocation
 (% of Net Assets)

Certificate of Deposit	0.02%
Corporate Bonds	0.43%
FGLMC Single Family	1.31%
FHA Project Loans	0.93%
FNMA Multifamily	18.29%
FNMA Single Family	21.06%
GNMA Multifamily	25.54%
GNMA Single Family	5.22%
HUD	0.94%
Miscellaneous Investments	0.10%
Money Market Fund	1.98%
Municipal Bonds	21.90%
Small Business Administration	4.09%
Small Business Administration Participation Certificates	0.01%
USDA Loans	0.09%
Liabilities in Excess of Other Assets	(1.91)%
100.00%

*	Excludes Short-Term Investments

4	The Community Reinvestment Act Qualified Investment Fund

Expenses November 30, 2014

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2014 and held for the six-month period ended November 30, 2014.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 Through November 30, 2014
Actual	CRA Shares	$1,000.00	$1,018.70	$4.71
	Institutional Shares	1,000.00	1,020.10	2.43
	Retail Shares	1,000.00	1,018.30	4.20
Hypothetical	CRA Shares	$1,000.00	$1,020.41	$4.71
(5% return	Institutional Shares	1,000.00	1,022.66	2.43
before expenses)	Retail Shares	1,000.00	1,020.91	4.20

*
Expenses are equal to the annualized expnse ratios of 0.93%, 0.48%, and 0.83% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.87%, 2.01% and 1.83% for the period June 1, 2014 to November 30, 2014 for CRA Shares, Institutional Shares and Retail Shares, respectively.

(Unaudited)	5

Schedule of Investments November 30, 2014

	Principal Amount	Value
CORPORATE BONDS - 0.43%
Salvation Army
5.44%, 09/01/2015	$370,000	$381,078
5.50%, 09/01/2018	1,375,000	1,512,857
5.64%, 09/01/2026	4,400,000	4,848,272
TOTAL CORPORATE BONDS (Cost $6,116,032)		6,742,207

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.48%
FGLMC Single Family - 1.31%
Pool Q16506, 3.00%, 02/01/2043	841,616	852,165
Pool Q06793, 3.50%, 03/01/2042	275,275	287,054
Pool Q07121, 3.50%, 04/01/2042	1,033,221	1,077,429
Pool Q07147, 3.50%, 04/01/2042	130,573	136,120
Pool Q07398, 3.50%, 04/01/2042	247,980	258,591
Pool Q07899, 3.50%, 05/01/2042	438,846	457,300
Pool Q08196, 3.50%, 05/01/2042	358,023	373,044
Pool Q08758, 3.50%, 06/01/2042	846,533	881,936
Pool Q09142, 3.50%, 06/01/2042	1,059,867	1,104,240
Pool Q09347, 3.50%, 07/01/2042	810,070	844,567
Pool A95574, 4.00%, 12/01/2040	241,363	258,153
Pool A97097, 4.00%, 02/01/2041	489,128	522,233
Pool A97712, 4.00%, 03/01/2041	769,477	825,537
Pool Q03658, 4.00%, 10/01/2041	637,728	680,847
Pool Q04226, 4.00%, 10/01/2041	339,606	362,568
Pool A91363, 4.50%, 03/01/2040	807,492	877,649
Pool A91756, 4.50%, 03/01/2040	517,582	564,930
Pool A92905, 4.50%, 06/01/2040	420,796	456,949
Pool A93467, 4.50%, 08/01/2040	418,746	457,323
Pool Q01597, 4.50%, 05/01/2041	709,265	770,484
Pool Q02377, 4.50%, 07/01/2041	293,941	319,195
Pool A68734, 5.00%, 07/01/2037	23,254	25,745
Pool A91364, 5.00%, 03/01/2040	634,318	707,227
Pool A91757, 5.00%, 04/01/2040	420,929	466,018
Pool A92906, 5.00%, 07/01/2040	591,493	658,902
Pool A56707, 5.50%, 01/01/2037	132,315	147,746
Pool A58653, 5.50%, 03/01/2037	399,641	446,249
Pool A68746, 5.50%, 10/01/2037	157,720	176,114
Pool A69361, 5.50%, 11/01/2037	136,328	152,227
Pool A76192, 5.50%, 04/01/2038	423,042	474,719
Pool A76444, 5.50%, 04/01/2038	214,110	239,118
Pool A78742, 5.50%, 06/01/2038	1,719,891	1,925,900
Pool A83074, 5.50%, 11/01/2038	214,732	239,775
Pool G06072, 6.00%, 06/01/2038	1,229,656	1,396,877
Pool G06073, 6.50%, 10/01/2037	1,225,364	1,456,906
		20,881,837
FHA Project Loans - 0.93%
023-98141, 6.00%, 03/01/2047 (a)	3,055,265	3,240,936
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,777,375	6,226,728
Pool Canton, 6.49%, 06/01/2046 (a)	4,660,710	4,781,115
034-35271, 6.95%, 06/01/2035 (a)	307,342	307,559
Pool Reilly, 7.43%, 08/25/2021 (a)	131,529	131,954
		14,688,292

The accompanying notes are an integral part of the financial statements.

6	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
FNMA Multifamily - 18.29%
Pool AM4462, 0.60%, 11/01/2023 (b)	$1,965,733	$1,979,864
Pool AM4701, 0.65%, 11/01/2023 (b)	8,255,000	8,255,559
Pool AM6550, 1.21%, 01/01/2019	443,046	445,575
Pool AM1758, 1.69%, 12/01/2019	4,733,213	4,705,797
Pool AM2208, 1.81%, 01/01/2020	725,205	724,210
Pool 471480, 1.93%, 06/01/2017	2,574,418	2,623,369
Pool AM1082, 2.21%, 10/01/2019	5,025,224	5,127,048
Pool 471510, 2.29%, 06/01/2019	2,635,741	2,696,098
Pool AM1363, 2.29%, 11/01/2022	2,363,463	2,341,754
Pool AM2024, 2.30%, 01/01/2023	6,189,041	6,129,936
Pool AM2274, 2.31%, 01/01/2023	1,937,516	1,919,417
Pool AM1114, 2.34%, 11/01/2022	6,410,822	6,373,596
Pool AM0344, 2.41%, 08/01/2022	5,860,879	5,859,342
Pool 470149, 2.42%, 02/01/2019	3,255,886	3,347,115
Pool AM3179, 2.42%, 04/01/2023	8,017,358	7,939,682
Pool AM0671, 2.45%, 09/01/2022	7,729,281	7,473,921
Pool AM1718, 2.46%, 02/01/2023	970,971	965,410
Pool AM2198, 2.48%, 01/01/2023	2,251,649	2,254,541
Pool AM2686, 2.51%, 03/01/2023	3,867,778	3,876,715
Pool AM3905, 2.57%, 07/01/2018	616,804	637,254
Pool 471831, 2.65%, 10/01/2022	5,570,078	5,644,252
Pool AM0043, 2.71%, 07/01/2022	604,714	615,838
Pool 469829, 2.72%, 12/01/2018	1,999,873	2,077,061
Pool 466487, 2.77%, 11/01/2017	4,086,886	4,252,123
Pool 468194, 2.80%, 06/01/2016	3,146,676	3,227,597
Pool 466009, 2.84%, 09/01/2017	2,332,904	2,430,850
Pool AM0043, 2.88%, 07/01/2021	2,221,385	2,308,166
Pool 471460, 2.88%, 06/01/2022	1,681,588	1,735,973
Pool 471334, 2.89%, 05/01/2022	2,394,487	2,474,669
Pool 471204, 2.90%, 05/01/2022	804,873	832,313
Pool 471372, 2.96%, 05/01/2022	383,365	397,874
Pool AM3663, 2.97%, 07/01/2023	979,986	1,008,890
Pool AM6001, 3.05%, 06/01/2024	1,500,000	1,547,836
Pool 470211, 3.06%, 12/01/2021	2,390,457	2,494,513
Pool 470863, 3.06%, 04/01/2022	959,225	1,001,746
Pool 470607, 3.08%, 03/01/2022	766,451	801,590
Pool 470619, 3.10%, 03/01/2022	1,687,849	1,763,776
Pool 470756, 3.12%, 03/01/2022	1,734,164	1,696,402
Pool 471117, 3.12%, 05/01/2022	525,705	550,817
Pool 471333, 3.12%, 08/01/2022	3,806,725	3,977,996
Pool AM6769, 3.15%, 09/01/2024	2,992,875	3,105,679
Pool AM6620, 3.34%, 08/01/2024	2,092,392	2,198,056
Pool 470035, 3.36%, 01/01/2022	430,844	456,793
Pool 470414, 3.37%, 01/01/2022	959,335	985,275
Pool AM5883, 3.41%, 05/01/2024	2,000,000	2,122,286
Pool 469760, 3.42%, 12/01/2021	4,094,066	4,359,856
Pool AM5986, 3.44%, 06/01/2026	5,000,000	5,279,232
Pool 469683, 3.54%, 11/01/2021	2,385,598	2,568,721
Pool AM6060, 3.55%, 06/01/2029	1,988,565	2,085,853
Pool 471656, 3.60%, 06/01/2030	788,067	825,320
Pool AM7220, 3.60%, 11/01/2032	1,050,000	1,089,081
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,199,976
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,449,890
Pool AM4667, 3.69%, 11/01/2023	1,185,320	1,279,001

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool 466856, 3.74%, 12/01/2020	$1,752,956	$1,902,921
Pool AM3096, 3.79%, 05/01/2043	383,371	400,457
Pool 469075, 3.82%, 09/01/2021	717,039	783,470
Pool AM5901, 3.82%, 06/01/2029	2,984,544	3,204,681
Pool 466973, 3.85%, 01/01/2021	5,346,462	5,885,961
Pool 469548, 3.90%, 11/01/2021	1,692,512	1,857,861
Pool 469094, 3.90%, 09/01/2026	212,223	230,690
Pool 468980, 3.95%, 09/01/2021	763,703	839,968
Pool 468263, 3.98%, 06/01/2021	4,761,142	5,239,315
Pool 468648, 4.00%, 07/01/2021	2,374,887	2,604,076
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,068,613
Pool 467985, 4.08%, 05/01/2018	1,816,932	1,957,680
Pool AM4154, 4.08%, 08/01/2025	1,056,438	1,169,270
Pool 465585, 4.10%, 07/01/2020	1,036,289	1,142,536
Pool 466934, 4.10%, 01/01/2021	482,097	528,820
Pool AM2974, 4.10%, 04/01/2043	1,159,498	1,266,054
Pool 468410, 4.13%, 06/01/2021	358,540	397,129
Pool 470044, 4.15%, 01/01/2027	2,506,974	2,781,676
Pool 465435, 4.22%, 07/01/2020	448,439	496,183
Pool 467052, 4.23%, 01/01/2021	949,870	1,054,879
Pool 467899, 4.23%, 04/01/2021	448,374	498,676
Pool 469501, 4.28%, 11/01/2029	1,345,560	1,503,187
Pool 467460, 4.33%, 04/01/2021	759,921	849,235
Pool 464304, 4.36%, 01/01/2020	3,073,922	3,407,894
Pool AM5386, 4.37%, 03/01/2030	1,092,215	1,204,532
Pool 463873, 4.38%, 11/01/2019	422,267	466,596
Pool 464855, 4.38%, 04/01/2020	918,073	1,017,869
Pool 464772, 4.41%, 03/01/2020	1,836,843	2,040,422
Pool 464223, 4.44%, 01/01/2020	764,642	849,267
Pool 467315, 4.46%, 02/01/2021	9,508,737	10,664,474
Pool 467732, 4.57%, 04/01/2021	284,321	320,749
Pool 465256, 4.65%, 06/01/2020	2,012,306	2,244,021
Pool 469625, 4.68%, 11/01/2041	2,457,429	2,804,217
Pool 464133, 4.85%, 01/01/2025	2,071,328	2,325,558
Pool 387659, 4.88%, 12/01/2015	824,276	847,019
Pool 387560, 4.98%, 09/01/2015	423,881	431,308
Pool 387517, 5.02%, 08/01/2020	638,314	693,241
Pool 463944, 5.06%, 12/01/2024	2,041,320	2,375,189
Pool 873236, 5.09%, 02/01/2016	516,468	532,548
Pool 466907, 5.13%, 03/01/2026	404,999	458,726
Pool 387215, 5.19%, 01/01/2023	455,032	510,795
Pool 465394, 5.20%, 03/01/2026	545,031	618,146
Pool 385993, 5.23%, 04/01/2021	3,676,534	4,057,155
Pool 463895, 5.25%, 10/01/2025	3,251,119	3,748,780
Pool 468996, 5.27%, 06/01/2029	1,196,618	1,321,041
Pool 468520, 5.29%, 01/01/2028	1,427,924	1,634,335
Pool 958081, 5.36%, 01/01/2019	3,016,829	3,401,279
Pool 873470, 5.42%, 03/01/2016	1,518,229	1,574,669
Pool 464523, 5.51%, 07/01/2024	1,069,625	1,265,745
Pool 874487, 5.52%, 05/01/2025	515,267	610,766
Pool 463144, 5.54%, 08/01/2024	1,481,404	1,667,600
Pool 873550, 5.55%, 04/01/2024	235,235	273,116
Pool 463000, 5.58%, 08/01/2021	1,274,336	1,421,560
Pool 467505, 5.66%, 03/01/2023	835,594	987,457
Pool 874481, 5.75%, 04/01/2022	3,590,741	4,097,824

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 463507, 5.76%, 03/01/2027	$3,441,133	$4,042,645
Pool 464296, 5.86%, 01/01/2028	1,910,060	1,959,985
Pool 873731, 5.88%, 07/01/2023	1,251,452	1,429,643
Pool 465990, 5.94%, 07/01/2027	474,677	529,802
Pool 387005, 5.95%, 06/01/2022	360,130	418,367
Pool 873949, 5.95%, 09/01/2024	1,295,168	1,464,494
Pool 463657, 5.96%, 10/01/2027	1,140,154	1,275,688
Pool 463839, 5.96%, 11/01/2027	674,292	804,348
Pool 873679, 6.10%, 06/01/2024	454,808	524,119
Pool 467914, 6.10%, 04/01/2041	530,441	639,379
Pool 463997, 6.12%, 12/01/2027	972,849	1,092,177
Pool 958614, 6.22%, 04/01/2027	372,853	435,049
Pool 464836, 6.23%, 03/01/2028	1,739,267	1,969,733
Pool 465259, 6.29%, 04/01/2028	1,282,841	1,459,822
Pool 385229, 6.33%, 09/01/2017	1,103,424	1,190,746
Pool 465260, 6.33%, 06/01/2028	1,572,920	1,792,415
Pool 464254, 6.34%, 11/01/2027	2,554,066	2,837,907
Pool 464969, 6.34%, 04/01/2028	2,592,827	3,043,012
Pool 464890, 6.37%, 04/01/2028	1,476,272	1,662,241
Pool 874736, 6.43%, 10/01/2025	456,368	521,246
Pool 464632, 6.50%, 02/01/2028	493,207	595,192
Pool 465588, 6.55%, 07/01/2028	596,855	728,220
Pool 466756, 6.59%, 12/01/2028	1,815,552	2,279,750
Pool 464473, 6.60%, 02/01/2040	1,082,005	1,323,047
Pool 464573, 6.72%, 02/01/2040	2,269,349	2,941,627
Pool 466595, 6.78%, 11/01/2025	3,717,651	4,523,728
Pool 469854, 8.26%, 12/01/2026	1,615,798	1,953,621
		290,496,743
FNMA Single Family - 21.06%
Pool AB5779, 3.00%, 07/01/2042	312,222	315,942
Pool AB6333, 3.00%, 09/01/2042	3,121,762	3,159,408
Pool AP7482, 3.00%, 09/01/2042	2,095,457	2,121,376
Pool AP9712, 3.00%, 09/01/2042	1,884,268	1,907,575
Pool AB6817, 3.00%, 10/01/2042	355,528	359,926
Pool AB7486, 3.00%, 12/01/2042	3,030,018	3,066,123
Pool AR5591, 3.00%, 01/01/2043	1,728,853	1,749,874
Pool AB8571, 3.00%, 02/01/2043	5,836,527	5,906,289
Pool AR1739, 3.00%, 02/01/2043	1,027,066	1,039,343
Pool AT1983, 3.00%, 04/01/2043	6,262,967	6,337,594
Pool AB9496, 3.00%, 05/01/2043	655,232	663,040
Pool AR6415, 3.00%, 05/01/2043	1,638,401	1,657,923
Pool AT0343, 3.00%, 05/01/2043	1,447,036	1,464,334
Pool TBA, 3.50%, 12/01/2040	7,934,770	8,270,138
Pool AK2387, 3.50%, 02/01/2042	897,540	937,530
Pool AO0836, 3.50%, 05/01/2042	1,647,006	1,719,879
Pool AO3210, 3.50%, 06/01/2042	809,220	844,975
Pool AP2097, 3.50%, 08/01/2042	365,809	381,894
Pool AS0092, 3.50%, 07/01/2043	2,175,672	2,270,438
Pool AU1769, 3.50%, 08/01/2043	2,319,818	2,420,863
Pool AX3104, 3.50%, 09/01/2044	1,258,874	1,313,707
Pool AX0901, 3.50%, 10/01/2044	4,038,467	4,214,372
Pool AS3724, 3.50%, 11/01/2044	7,221,979	7,536,548
Pool AX2559, 3.50%, 11/01/2044	2,836,643	2,960,199
Pool AS3925, 3.50%, 12/01/2044	1,913,894	1,997,258
Pool AC1837, 4.00%, 08/01/2039	448,898	480,785

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool AE5434, 4.00%, 10/01/2040	$579,000	$619,710
Pool AE9905, 4.00%, 10/01/2040	594,071	635,046
Pool AE7634, 4.00%, 11/01/2040	768,521	821,517
Pool AE7705, 4.00%, 11/01/2040	604,208	645,873
Pool AE8205, 4.00%, 11/01/2040	405,801	434,290
Pool AE8779, 4.00%, 12/01/2040	138,535	148,192
Pool AH0540, 4.00%, 12/01/2040	128,963	137,856
Pool AH2978, 4.00%, 01/01/2041	617,773	660,603
Pool AH2979, 4.00%, 01/01/2041	332,093	356,514
Pool AH5274, 4.00%, 01/01/2041	1,338,177	1,431,091
Pool AH5643, 4.00%, 01/01/2041	728,770	781,019
Pool AH5665, 4.00%, 02/01/2041	1,136,522	1,218,006
Pool AH5670, 4.00%, 02/01/2041	761,036	813,516
Pool AH5671, 4.00%, 02/01/2041	764,538	818,012
Pool AH5672, 4.00%, 02/01/2041	409,291	437,515
Pool AH6770, 4.00%, 03/01/2041	745,923	797,360
Pool AH7282, 4.00%, 03/01/2041	909,241	973,206
Pool AH8877, 4.00%, 04/01/2041	376,329	404,237
Pool AI0124, 4.00%, 04/01/2041	105,886	113,187
Pool AI9871, 4.00%, 09/01/2041	1,420,925	1,518,910
Pool AJ3460, 4.00%, 09/01/2041	543,946	581,455
Pool AJ4024, 4.00%, 10/01/2041	1,024,156	1,094,849
Pool AJ5285, 4.00%, 11/01/2041	994,058	1,062,606
Pool AJ7662, 4.00%, 12/01/2041	925,152	988,950
Pool TBA, 4.00%, 12/01/2041	3,055,173	3,261,874
Pool AU9998, 4.00%, 09/01/2043	2,382,879	2,547,198
Pool AS0716, 4.00%, 10/01/2043	5,730,383	6,125,541
Pool AU6713, 4.00%, 10/01/2043	2,221,746	2,374,954
Pool AU6721, 4.00%, 10/01/2043	4,331,953	4,630,678
Pool AU8404, 4.00%, 10/01/2043	1,353,459	1,446,791
Pool AV0191, 4.00%, 10/01/2043	837,774	895,546
Pool AV0214, 4.00%, 10/01/2043	2,071,813	2,214,682
Pool AS0929, 4.00%, 11/01/2043	5,137,349	5,491,612
Pool AU6992, 4.00%, 11/01/2043	1,786,785	1,919,221
Pool AU6999, 4.00%, 11/01/2043	2,942,767	3,157,250
Pool AU7007, 4.00%, 11/01/2043	6,427,996	6,871,261
Pool AS1368, 4.00%, 12/01/2043	5,133,703	5,487,715
Pool AV0670, 4.00%, 12/01/2043	8,280,730	8,851,756
Pool AS1427, 4.00%, 01/01/2044	1,814,671	1,944,697
Pool AV2348, 4.00%, 01/01/2044	8,895,659	9,509,089
Pool AV6342, 4.00%, 01/01/2044	2,136,637	2,283,976
Pool AW0278, 4.00%, 01/01/2044	2,455,132	2,624,434
Pool AS1671, 4.00%, 02/01/2044	1,942,335	2,076,275
Pool AV5020, 4.00%, 02/01/2044	7,391,192	7,900,877
Pool AS1877, 4.00%, 03/01/2044	1,602,760	1,713,283
Pool AV7087, 4.00%, 03/01/2044	7,260,334	7,760,995
Pool AS2127, 4.00%, 04/01/2044	2,047,918	2,189,139
Pool AV7157, 4.00%, 04/01/2044	9,880,119	10,561,436
Pool AW0985, 4.00%, 05/01/2044	10,261,052	10,968,637
Pool AW3597, 4.00%, 06/01/2044	7,079,928	7,568,148
Pool AW5358, 4.00%, 06/01/2044	1,984,086	2,120,906
Pool AW6680, 4.00%, 06/01/2044	2,411,580	2,577,879
Pool AS2826, 4.00%, 07/01/2044	14,588,583	15,594,588
Pool AW8968, 4.00%, 07/01/2044	4,130,824	4,415,679
Pool AS3009, 4.00%, 08/01/2044	5,887,048	6,293,010

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AW8540, 4.00%, 08/01/2044	$5,006,926	$5,352,196
Pool AW9273, 4.00%, 08/01/2044	1,763,055	1,884,633
Pool AS3247, 4.00%, 09/01/2044	3,003,462	3,210,576
Pool AS3493, 4.00%, 10/01/2044	2,425,736	2,593,011
Pool AX0902, 4.00%, 10/01/2044	3,033,189	3,242,353
Pool AX3165, 4.00%, 10/01/2044	4,858,746	5,193,798
Pool AS3951, 4.00%, 11/01/2044	1,092,231	1,167,550
Pool AX2558, 4.00%, 11/01/2044	1,025,593	1,096,316
Pool AC4095, 4.50%, 09/01/2039	17,478	19,031
Pool 890226, 4.50%, 08/01/2040	10,714,598	11,683,135
Pool AD8493, 4.50%, 08/01/2040	959,956	1,044,611
Pool AE3014, 4.50%, 09/01/2040	722,986	787,676
Pool AE7635, 4.50%, 10/01/2040	243,439	264,906
Pool AH5666, 4.50%, 01/01/2041	314,618	344,232
Pool AH5644, 4.50%, 02/01/2041	457,075	499,001
Pool AH6769, 4.50%, 03/01/2041	2,901,446	3,176,865
Pool AH7512, 4.50%, 03/01/2041	803,038	878,948
Pool AH8880, 4.50%, 04/01/2041	855,008	938,275
Pool AH8881, 4.50%, 04/01/2041	1,399,134	1,531,939
Pool AI0125, 4.50%, 04/01/2041	1,159,535	1,263,388
Pool AI2268, 4.50%, 04/01/2041	1,088,865	1,186,364
Pool AI3491, 4.50%, 06/01/2041	3,204,510	3,490,382
Pool AI5362, 4.50%, 06/01/2041	2,425,304	2,641,667
Pool AI6148, 4.50%, 07/01/2041	921,994	1,004,559
Pool AI6155, 4.50%, 07/01/2041	2,543,708	2,768,028
Pool AI8446, 4.50%, 07/01/2041	588,906	640,840
Pool AI8166, 4.50%, 08/01/2041	2,213,892	2,410,287
Pool AI8167, 4.50%, 08/01/2041	1,799,209	1,957,875
Pool AI9872, 4.50%, 09/01/2041	1,265,227	1,376,803
Pool AJ4025, 4.50%, 10/01/2041	987,995	1,075,122
Pool AV0226, 4.50%, 10/01/2043	1,047,193	1,139,541
Pool AV6346, 4.50%, 01/01/2044	1,441,850	1,569,801
Pool 890230, 5.00%, 07/01/2040	12,856,105	14,272,994
Pool AD8500, 5.00%, 08/01/2040	1,006,974	1,116,147
Pool AH6772, 5.00%, 03/01/2041	290,891	323,558
Pool AH8879, 5.00%, 04/01/2041	600,727	665,869
Pool AI3492, 5.00%, 06/01/2041	781,474	867,618
Pool AI6154, 5.00%, 07/01/2041	553,867	613,929
Pool 890246, 5.50%, 11/01/2038	4,340,752	4,859,151
Pool 890247, 6.00%, 09/01/2038	6,599,465	7,478,765
Pool 886136, 6.50%, 07/01/2036	198,485	225,790
Pool 900106, 6.50%, 08/01/2036	153,457	174,568
Pool 900649, 6.50%, 09/01/2036	182,234	207,304
Pool 901391, 6.50%, 09/01/2036	77,439	88,092
Pool 947771, 6.50%, 09/01/2037	106,378	121,489
		334,418,963
GNMA Multifamily - 25.54%
Pool 2013-73, 0.98%, 12/16/2035	951,031	939,303
Pool 2013-45, 1.45%, 10/16/2040	1,365,832	1,348,501
Pool 2013-61 A, 1.45%, 01/16/2043	615,973	605,669
Pool 2013-30 A, 1.50%, 05/16/2042	1,570,967	1,546,023
Pool 2013-85 A, 1.55%, 09/16/2046	4,011,090	3,815,706
Pool 2013-7 AC, 1.60%, 03/16/2047	4,752,491	4,569,006
Pool 2012-27 A, 1.61%, 07/16/2039	1,242,447	1,224,341
Pool 2012-139 AB, 1.67%, 02/16/2053	438,934	411,709

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool 2013-118, 1.70%, 06/16/2036	$8,833,122	$8,812,135
Pool 2013-50, 1.73%, 05/16/2045	2,976,113	2,855,682
Pool 2013-29 AB, 1.77%, 10/16/2045	2,632,827	2,567,512
Pool 2012-144 AD, 1.77%, 01/16/2053	2,878,387	2,752,953
Pool 2013-179 A, 1.80%, 07/16/2037	2,719,838	2,707,909
Pool 2012-99 AE, 1.80%, 02/16/2048	6,971,959	6,662,202
Pool 2013-12 AB, 1.83%, 11/16/2052	309,233	297,750
Pool 2013-72, 1.88%, 05/16/2046	6,667,609	6,445,731
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	2,895,497	2,775,974
Pool 2014-168 A, 1.90%, 06/16/2041 (a)	600,000	598,242
Pool 2012-150 AB, 1.90%, 08/16/2044	235,547	231,755
Pool 2012-150 A, 1.90%, 11/16/2052	964	920
Pool 2012-120 A, 1.90%, 02/16/2053	3,758,417	3,584,955
Pool 2014-52 A, 1.95%, 09/16/2036	981,530	987,389
Pool 2013-154 A, 1.95%, 02/16/2044	2,431,975	2,439,305
Pool 2013-155 A, 1.95%, 03/16/2044	6,825,053	6,805,015
Pool 763925, 1.97%, 02/15/2036	2,273,279	1,994,321
Pool 2012-83 AB, 1.98%, 05/16/2045	3,757,051	3,649,667
Pool 2013-176 AB, 2.00%, 11/16/2038	1,461,159	1,462,331
Pool 2013-107 A, 2.00%, 05/16/2040	192,770	191,119
Pool 2013-92 AB, 2.00%, 02/16/2043	1,816,976	1,808,307
Pool 2013-143, 2.00%, 04/16/2043	243,872	243,898
Pool 2013-128 AB, 2.00%, 10/16/2051	4,606,265	4,440,799
Pool 2012-72 AB, 2.03%, 02/16/2046	1,742,723	1,704,153
Pool AA7789, 2.04%, 11/15/2052	7,165,417	6,367,680
Pool 2012-112 AD, 2.09%, 02/16/2053	1,928,203	1,854,178
Pool 2012-2 AB, 2.11%, 03/16/2037	1,358,743	1,361,623
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	386,274	370,872
Pool AA8478, 2.15%, 05/15/2035	388,592	346,865
Pool AA8479, 2.15%, 11/15/2035	805,158	718,449
Pool 2014-67 A, 2.15%, 03/16/2039	3,827,764	3,855,147
Pool 2014-13 BA, 2.15%, 06/16/2040	4,608,307	4,653,474
Pool 2012-70 AB, 2.18%, 08/16/2052	929,915	901,169
Pool 2011-58 A, 2.19%, 10/16/2033	139,278	139,959
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,086,284
Pool 2014-78 A2, 2.20%, 04/16/2047	4,741,025	4,784,804
Pool 2013-94 AB, 2.20%, 03/16/2054	606,866	597,323
Pool 2011-16 A, 2.21%, 11/16/2034	168,853	168,971
Pool 2011-31 A, 2.21%, 12/16/2035	799,506	803,475
Pool 2014-75 A, 2.21%, 06/16/2047	2,792,185	2,815,051
Pool 2012-78 AD, 2.22%, 03/16/2044	1,150,000	1,095,472
Pool AC5324, 2.23%, 09/15/2032	2,904,745	2,630,751
Pool 2012-111 AB, 2.25%, 09/16/2052	16,593,820	16,414,938
Pool 2014-29 AB, 2.30%, 01/16/2041	4,673,493	4,708,422
Pool 2014-130 CA, 2.30%, 11/16/2042	1,195,636	1,194,917
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	5,500,000	5,060,792
Pool 798583, 2.37%, 08/15/2047	5,094,221	4,705,474
Pool AC3613, 2.39%, 01/15/2048	4,720,854	4,304,550
Pool 2014-15 AD, 2.40%, 08/16/2054	247,734	248,367
Pool 2011-109 A, 2.45%, 07/16/2032	1,549,803	1,556,301
Pool 778465, 2.45%, 09/15/2047	4,662,099	4,422,627
Pool AC9553, 2.47%, 02/15/2048	9,737,379	8,683,576
Pool AE4484, 2.50%, 06/15/2048	4,119,848	3,858,669
Pool 2013-193 AE, 2.50%, 10/16/2054	4,683,840	4,683,521
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	605,263

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2014-164 AN, 2.54%, 05/16/2045	$10,860,000	$10,828,517
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	10,246,569	10,143,396
Pool 2014-153 AC, 2.60%, 05/16/2054	4,845,265	4,844,723
Pool 591746, 2.63%, 06/15/2048	853,355	796,002
Pool 2014-88, 2.64%, 06/16/2054	2,489,228	2,473,546
Pool AB8527, 2.65%, 04/15/2054	2,267,184	2,241,821
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,787,609	2,712,316
Pool 2011-64 AD, 2.70%, 11/16/2038	86,642	86,870
Pool 2014-125 A, 2.70%, 03/16/2047	1,991,768	2,000,515
Pool 2012-112 B, 2.70%, 01/16/2053	5,535,000	5,168,633
Pool 2014-175 AC, 2.70%, 08/15/2055	3,500,000	3,477,901
Pool AA1574, 2.73%, 07/15/2032	2,434,628	2,333,915
Pool AC3668, 2.73%, 04/15/2043	6,724,025	6,473,608
Pool 2010-156 AC, 2.76%, 03/16/2039	1,925,000	1,961,943
Pool 779493, 2.79%, 04/15/2052	583,678	548,157
Pool 2014-89 AB, 2.80%, 05/16/2054	3,979,314	4,047,006
Pool 2014-124, 2.81%, 05/16/2054	6,639,620	6,649,845
Pool 2012-35 A, 2.83%, 10/16/2043	159,927	162,265
Pool 2014-14 AC, 2.84%, 10/16/2046	5,162,555	5,231,583
Pool 2011-6 AC, 2.85%, 12/16/2037	750,000	755,478
Pool 2014-124 AH, 2.85%, 05/16/2054 (b)	869,023	874,856
Pool AA2216, 2.87%, 01/15/2054	934,844	936,684
Pool AD6658, 2.97%, 01/15/2036	1,570,484	1,519,936
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	506,647
Pool 2011-143 A, 3.00%, 07/16/2043	7,115,496	7,283,123
Pool 2014-135 AK, 3.00%, 08/16/2044	4,815,567	4,820,739
Pool 793935, 3.00%, 05/15/2047	1,683,372	1,627,307
Pool 777721, 3.00%, 07/15/2048	2,159,071	2,166,390
Pool AF4094, 3.05%, 08/15/2035	3,771,403	3,767,402
Pool 2014-47 AG, 3.09%, 02/16/2048	1,981,570	2,011,411
Pool AE4487, 3.10%, 02/15/2047	724,030	728,293
Pool AG9159, 3.12%, 10/15/2049	3,995,002	4,054,723
Pool 2012-9 A, 3.22%, 05/16/2039	1,281,903	1,310,373
Paloverde, 3.25%, 01/01/2050 (a)	2,183,000	2,272,429
Hampton Court, 3.37%, 01/01/2050 (a)	3,000,000	3,150,762
Pool AE2122, 3.47%, 03/15/2049	4,657,036	4,736,782
Pool 2014-155 DC, 3.48%, 10/01/2047	2,300,000	2,304,338
Pool 777717, 3.50%, 01/15/2033	1,092,471	1,160,623
Pool 2014-24 C, 3.50%, 10/16/2043	3,875,000	3,942,317
Pool 2014-61 A, 3.50%, 02/16/2054	4,864,070	5,042,207
Pool 2014-75 BC, 3.50%, 08/16/2054	3,500,000	3,464,965
Pool AD8950, 3.51%, 09/15/2048	3,709,735	3,833,968
Santa Barbara, 3.51%, 01/01/2050 (a)	2,691,300	2,856,390
Pool AA8513, 3.60%, 03/15/2048	791,127	860,794
Pool AD8931, 3.60%, 07/15/2048	2,506,187	2,635,128
Pool AC6851, 3.62%, 08/15/2048	5,001,606	5,157,099
Pool AC6852, 3.62%, 08/15/2048	5,276,852	5,440,902
Pool AC6853, 3.62%, 08/15/2048	2,949,060	3,040,743
Pool 773174, 3.63%, 03/15/2047	1,375,772	1,424,024
Pool 727108, 3.64%, 02/15/2047	1,340,658	1,387,835
Pool AE9650, 3.65%, 08/15/2048	3,048,584	3,176,855
Pool AG5019, 3.73%, 03/15/2049	5,946,627	6,357,339
Pool AG0850, 3.75%, 11/15/2048	642,884	681,281
Pool 661706, 3.75%, 12/15/2054	2,486,000	2,512,842
Pool AG7484, 3.83%, 03/15/2049	1,472,189	1,570,477

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool 749013, 3.88%, 10/15/2049	$483,869	$506,239
Pool 768250, 4.01%, 08/15/2052	2,530,475	2,679,411
Pool AF8133, 4.12%, 06/15/2037	1,720,254	1,853,642
Pool 760521, 4.13%, 09/15/2053	9,702,712	10,295,460
Pool 749575, 4.25%, 11/15/2046	4,801,919	5,088,507
Pool 758139, 4.25%, 02/15/2053	193,961	211,766
Pool AF9883, 4.46%, 09/15/2042	4,079,736	4,491,378
Pool AH1337, 4.61%, 06/15/2055	1,725,000	1,819,586
Pool 749167, 4.64%, 04/15/2052	2,419,970	2,594,854
Pool AF8136, 4.70%, 04/15/2044	1,365,066	1,471,584
Pool AC6885, 4.85%, 08/15/2055	17,600,000	18,686,944
Pool 749165, 4.98%, 06/15/2052	1,881,408	2,014,126
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	11,275	11,677
Pool 712102, 5.15%, 11/15/2032	509,692	533,718
Pool 735994, 5.15%, 08/15/2051	1,016,974	1,086,655
Pool 734980, 5.25%, 11/15/2051	1,129,099	1,207,827
Pool 653889, 5.88%, 01/15/2043	175,482	180,488
Pool 637911, 6.00%, 07/15/2035	395,741	398,275
Pool 667881, 6.14%, 02/15/2043	467,638	481,055
Pool 636413, 6.25%, 04/15/2036	685,723	693,620
Pool 643896, 6.50%, 06/15/2049	1,304,344	1,354,692
		405,696,774
GNMA Single Family - 5.22%
Pool AD1699, 3.00%, 02/15/2043	5,094,331	5,228,195
Pool 778944, 3.50%, 03/15/2042	878,447	923,783
Pool 779075, 3.50%, 04/15/2042	1,175,489	1,235,612
Pool 779209, 3.50%, 05/15/2042	978,720	1,030,745
Pool 779354, 3.50%, 06/15/2042	1,131,557	1,189,277
Pool AB2735, 3.50%, 08/15/2042	1,165,801	1,225,434
Pool 737576, 4.00%, 11/15/2040	75,151	80,704
Pool 737712, 4.00%, 12/15/2040	1,502,928	1,613,975
Pool G2 757173, 4.00%, 12/20/2040	578,403	624,150
Pool 737837, 4.00%, 01/15/2041	1,520,373	1,632,702
Pool 759104, 4.00%, 01/15/2041	794,260	858,060
Pool 2759436, 4.00%, 01/20/2041	340,461	364,289
Pool 2759466, 4.00%, 01/20/2041	1,107,522	1,189,582
Pool 759191, 4.00%, 02/15/2041	635,817	685,662
Pool 2759301, 4.00%, 02/20/2041	999,862	1,078,869
Pool G2 763042, 4.00%, 04/20/2041	177,596	191,720
Pool 738629, 4.00%, 08/15/2041	1,337,461	1,436,277
Pool 738630, 4.00%, 08/15/2041	808,259	871,327
Pool 770515, 4.00%, 08/15/2041	1,871,856	2,019,645
Pool 738735, 4.00%, 09/15/2041	1,560,747	1,676,060
Pool 738954, 4.00%, 11/15/2041	810,985	876,762
Pool 778766, 4.00%, 01/15/2042	1,252,569	1,351,661
Pool 778847, 4.00%, 02/15/2042	874,497	939,107
Pool AF3781, 4.00%, 09/15/2043	2,448,772	2,629,694
Pool AG8734, 4.00%, 12/15/2043	2,654,233	2,850,335
Pool 717198, 4.50%, 06/15/2039	934,282	1,022,720
Pool 714594, 4.50%, 07/15/2039	262,940	289,857
Pool 720208, 4.50%, 07/15/2039	924,500	1,024,502
Pool 726402, 4.50%, 10/15/2039	105,809	115,826
Pool 728954, 4.50%, 12/15/2039	578,603	633,379
Pool 729017, 4.50%, 01/15/2040	1,135,681	1,246,102
Pool 737051, 4.50%, 03/15/2040	643,589	710,589

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 737222, 4.50%, 05/15/2040	$693,760	$767,205
Pool 698160, 4.50%, 07/15/2040	973,601	1,068,269
Pool 748456, 4.50%, 08/15/2040	884,568	978,218
Pool 738152, 4.50%, 04/15/2041	1,157,037	1,269,355
Pool 762882, 4.50%, 04/15/2041	766,393	846,948
Pool 738267, 4.50%, 05/15/2041	802,269	880,051
Pool 763543, 4.50%, 05/15/2041	407,607	446,126
Pool 738397, 4.50%, 06/15/2041	1,874,968	2,066,189
Pool 770396, 4.50%, 06/15/2041	678,528	744,531
Pool G2 783417, 4.50%, 08/20/2041	10,725,151	11,775,520
Pool 688624, 5.00%, 05/15/2038	371,130	410,844
Pool 411105, 5.00%, 01/15/2039	257,850	287,129
Pool 439079, 5.00%, 02/15/2039	235,331	260,923
Pool 646728, 5.00%, 03/15/2039	90,576	100,137
Pool 646750, 5.00%, 04/15/2039	240,640	266,100
Pool 646777, 5.00%, 05/15/2039	264,412	292,448
Pool 720288, 5.00%, 08/15/2039	634,160	705,610
Pool 722944, 5.00%, 08/15/2039	473,856	525,773
Pool 726290, 5.00%, 09/15/2039	1,014,856	1,124,543
Pool 723006, 5.00%, 10/15/2039	703,121	782,965
Pool 726403, 5.00%, 10/15/2039	594,052	658,838
Pool 737055, 5.00%, 03/15/2040	595,445	658,523
Pool 658393, 5.00%, 06/15/2040	710,881	788,948
Pool G2 783418, 5.00%, 06/20/2040	8,197,065	8,920,163
Pool 684677, 5.50%, 03/15/2038	356,089	397,544
Pool 684802, 5.50%, 04/15/2038	205,524	229,451
Pool 688625, 5.50%, 05/15/2038	291,403	325,897
Pool 2688636, 5.50%, 05/20/2038	389,378	433,053
Pool 690974, 5.50%, 06/15/2038	186,116	207,784
Pool 2690973, 5.50%, 06/20/2038	243,690	271,023
Pool G2 691179, 5.50%, 06/20/2038	234,323	260,507
Pool 693574, 5.50%, 07/15/2038	80,278	89,625
Pool 2409120, 5.50%, 07/20/2038	380,420	423,080
Pool 2700671, 5.50%, 10/20/2038	358,579	398,802
Pool 411116, 5.50%, 01/15/2039	181,351	202,546
Pool 705998, 5.50%, 01/15/2039	136,850	152,843
Pool 2684988, 6.00%, 03/20/2038	316,206	356,359
Pool 688626, 6.00%, 05/15/2038	415,777	469,819
Pool 2688637, 6.00%, 05/20/2038	139,433	157,139
Pool 2693900, 6.00%, 07/20/2038	170,112	191,713
Pool 696513, 6.00%, 08/15/2038	197,705	223,401
Pool 2696843, 6.00%, 08/20/2038	283,496	319,738
Pool 699255, 6.00%, 09/15/2038	664,495	754,424
Pool 2698997, 6.00%, 09/20/2038	358,902	404,481
Pool 705999, 6.00%, 01/15/2039	283,792	320,726
Pool G2 706407, 6.00%, 01/20/2039	74,602	84,088
Pool 582048, 6.50%, 01/15/2032	33,123	37,770
Pool 2696844, 6.50%, 08/20/2038	248,588	282,461
Pool 2698998, 6.50%, 09/20/2038	66,119	68,434
Pool G2 706408, 6.50%, 01/20/2039	291,699	321,309
Pool G2 530199, 7.00%, 03/20/2031	56,054	57,732
		82,913,707
HUD - 0.94%
2011-A, 2.05%, 08/01/2019	800,000	819,361
TBA, 2.66%, 08/01/2016	1,000,000	1,034,540

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
2010-A, 3.30%, 08/01/2019	$5,718,000	$6,177,413
Regional, 4.48%, 08/01/2016	2,500,000	2,663,740
0614, 5.51%, 08/01/2020	1,000,000	1,079,357
0620, 5.77%, 08/01/2026	3,000,000	3,219,558
		14,993,969
Small Business Administration - 4.09%
Pool 507253, 0.50%, 05/25/2030 (b)	94,493	93,884
Pool 507766, 0.58%, 07/25/2031 (b)	110,284	109,767
Pool 508901, 0.60%, 07/25/2020 (b)	353,798	349,723
Pool 508206, 0.60%, 09/25/2032 (b)	82,812	82,498
Pool 508298, 0.60%, 01/25/2033 (b)	346,810	345,513
Pool 508506, 0.63%, 06/25/2033 (b)	379,246	375,612
Pool 508716, 0.82%, 06/25/2034 (b)	1,542,423	1,553,205
Pool 508890, 0.90%, 06/25/2020 (b)	250,143	250,557
Pool Napoli Granite, 1.13%, 09/27/2022 (b)	415,683	427,286
Pool 4334715001, 1.25%, 01/05/2020 (b)	6,658	6,796
Pool American, 1.25%, 08/30/2022 (b)	761,005	786,995
Pool Cleburne, 1.25%, 08/30/2022 (b)	509,438	527,536
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	162,171	166,682
Pool 509347, 1.25%, 11/25/2022 (b)	1,159,336	1,165,284
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	89,842	92,395
Pool Gentleden, 1.25%, 04/10/2023 (b)	232,001	238,531
Pool 509392, 1.25%, 07/25/2023 (b)	1,835,741	1,844,801
Pool Juice It Up, 1.25%, 09/19/2023 (b)	202,426	208,142
Pool 509409, 1.25%, 09/25/2023 (b)	1,524,375	1,533,230
Pool Charles Corner, 1.25%, 04/29/2034 (b)	518,674	536,565
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	290,569	300,648
Pool 508969, 1.25%, 09/25/2035 (b)	406,434	418,502
Pool 508994, 1.25%, 01/25/2036 (b)	252,713	260,312
Pool 509084, 1.25%, 07/25/2036 (b)	266,662	274,778
Pool 509133, 1.25%, 09/25/2036 (b)	1,767,643	1,821,470
Pool 509225, 1.25%, 04/25/2037 (b)	3,020,773	3,098,885
Pool 509348, 1.25%, 02/25/2038 (b)	2,505,941	2,584,720
Pool 509350, 1.25%, 03/25/2038 (b)	5,055,178	5,197,471
Pool 509391, 1.25%, 06/25/2038 (b)	3,569,186	3,680,809
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	329,912	341,909
Pool 509417, 1.25%, 10/25/2038 (b)	2,969,911	3,062,765
Pool 509460, 1.25%, 01/25/2039 (b)	3,832,455	3,953,415
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039	311,125	322,459
Pool 509491, 1.25%, 02/25/2039	5,894,492	6,077,670
Pool 509541, 1.25%, 08/25/2039 (b)	2,667,159	2,747,485
Pool 509573, 1.25%, 09/25/2039 (b)	3,440,855	3,509,348
Pool 509575, 1.25%, 10/25/2039 (b)	4,412,241	4,500,072
Pool 3046316007, 2.13%, 12/03/2032 (b)	246,898	251,876
Pool Premie, 3.08%, 08/29/2038 (b)	750,468	838,505
Pool Animal, 3.33%, 06/04/2023 (b)	394,759	433,977
Pool Dynamic, 3.58%, 08/05/2023 (b)	153,517	169,874
Pool Econolodge, 3.58%, 09/11/2037 (b)	883,599	1,007,910
Pool 522053, 3.78%, 05/25/2026 (b)	438,886	492,109
Pool 521984, 3.89%, 10/25/2038 (b)	594,434	678,463
Pool 521967, 3.99%, 06/25/2038 (b)	3,550,577	4,057,139
Pool General, 4.08%, 12/17/2037 (b)	831,884	961,685
Pool 521970, 4.09%, 07/25/2038 (b)	1,081,646	1,256,083
Pool 522029, 4.15%, 02/25/2039 (b)	129,205	149,597
Pool 522020, 4.20%, 02/25/2026 (b)	463,616	519,042

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool Joliba, 4.33%, 07/19/2023 (b)	$331,549	$374,806
Pool Schatz, 4.33%, 10/04/2023 (b)	31,434	35,529
Pool FSAA & BParent, 4.33%, 08/01/2039 (b)	141,370	148,863
Pool Valeri, 4.88%, 11/15/2023 (b)	78,374	89,393
Pool 7530434005, 5.27%, 06/29/2024	75,809	81,040
Pool 3829225004, 6.08%, 11/05/2020	490,901	523,271
		64,916,882
Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	32,378	36,161
2008-20E, 5.49%, 05/01/2028	110,999	122,497
		158,658
USDA Loans - 0.09%
USDA Loan, 5.28%, 07/14/2024	996,477	1,064,945
USDA Loan, 5.60%, 04/01/2019 (b)	389,470	429,513
		1,494,458
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,221,885,661)		1,230,660,283

MUNICIPAL BONDS - 21.90%
Arkansas - 0.14%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	247,205
Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	510,225
3.38%, 10/01/2018	305,000	312,079
3.85%, 10/01/2019	225,000	231,046
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	429,110
3.40%, 11/01/2020	450,000	460,561
		2,190,226
California - 0.82%
California Statewide Communities Development Authority
0.11%, 03/15/2034 (b)	1,650,000	1,650,000
5.30%, 04/01/2016	370,000	371,236
Livermore Redevelopment Agency
0.05%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	575,000	575,000
6.25%, 09/01/2017	250,000	279,330
Los Angeles County Redevelopment Authority
0.48%, 12/01/2015	2,400,000	2,395,128
1.00%, 12/01/2016	1,600,000	1,595,280
Napa Community Redevelopment Agency
5.60%, 09/01/2018	350,000	350,350
Sacramento County Housing Authority
0.13%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	115,000	115,078
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,871,952
		13,108,354

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Colorado - 0.02%
Colorado State Housing & Finance Authority
5.22%, 05/01/2036	$297,112	$299,016

Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	667,594

Delaware - 0.51%
Delaware State Housing Authority
2.65%, 11/01/2041	8,320,000	8,017,901
5.20%, 07/01/2025 (c)	30,000	30,292
		8,048,193
District of Columbia - 0.10%
District of Columbia
3.88%, 06/15/2045	1,605,515	1,614,731

Florida - 0.75%
Florida State Housing Finance Corp.
0.06%, 06/01/2048 (b) (c)	1,100,000	1,100,000
0.07%, 09/15/2032 (b) (c)	135,000	135,000
2.80%, 07/01/2041	6,885,388	6,844,696
2.80%, 07/01/2041	3,444,678	3,424,320
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	105,000	105,674
Pinellas County Health Facilities Authority
0.06%, 12/01/2024 (b)	235,000	235,000
		11,844,690
Idaho - 0.00%
Idaho State Housing & Finance Association
6.00%, 07/01/2035	10,000	10,213

Illinois - 0.27%
Illinois State Housing Development Authority
0.05%, 08/01/2034 (b) (c)	920,000	920,000
0.58%, 02/01/2015	150,000	150,007
0.68%, 08/01/2015	150,000	149,921
0.78%, 02/01/2016	665,000	664,614
0.87%, 08/01/2016	675,000	674,447
1.05%, 02/01/2017	690,000	689,924
1.23%, 08/01/2017	1,060,000	1,059,862
		4,308,775
Indiana - 0.17%
Elkhart Indiana County
0.14%, 09/01/2043 (b)	230,000	230,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	277,870
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	1,080,000	1,090,422
5.90%, 01/01/2037	540,000	546,059
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	539,833
		2,684,184

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

Iowa - 0.09%	Principal Amount	Value
Hawkeye Community College
2.60%, 06/01/2022	$245,000	$245,269
Iowa State Finance Authority
2.30%, 09/01/2040	1,109,985	1,107,510
Kirkwood Community College
2.50%, 06/01/2017	120,000	124,152
		1,476,931
Kentucky - 1.26%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,242,323
2.34%, 01/01/2018	1,585,000	1,630,981
2.55%, 07/01/2020	1,435,000	1,442,849
3.00%, 11/01/2041	10,355,000	10,465,074
4.25%, 07/01/2033	3,165,000	3,315,338
4.78%, 01/01/2015	640,000	642,003
5.75%, 07/01/2037	905,000	910,511
5.77%, 07/01/2037	295,000	295,537
6.06%, 07/01/2036	110,000	110,128
		20,054,744
Maine - 0.24%
Maine State Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	311,937
Maine State Housing Authority
0.86%, 11/15/2015	1,000,000	1,000,350
1.44%, 11/15/2017	860,000	856,543
4.00%, 11/15/2024 (c)	1,490,000	1,596,356
		3,765,186
Maryland - 0.68%
Maryland Community Development Administration
2.86%, 09/01/2040	2,500,000	2,531,875
3.35%, 03/01/2023	705,000	721,977
Maryland State Community Development Administration
2.36%, 09/01/2018	150,000	153,064
2.49%, 03/01/2019	450,000	460,264
4.00%, 09/01/2025	3,805,000	3,931,707
6.07%, 09/01/2037	1,465,000	1,493,729
Montgomery County
4.00%, 05/01/2016	1,175,000	1,224,679
4.60%, 05/01/2026	200,000	215,908
		10,733,203
Massachusetts - 1.04%
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	803,721
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	825,000	812,864
1.66%, 12/01/2018	845,000	828,134
1.80%, 06/01/2019	870,000	852,757
1.93%, 12/01/2019	895,000	873,609
2.06%, 06/01/2020	915,000	893,186
2.06%, 12/01/2020	400,000	386,652
2.21%, 06/01/2018	210,000	211,697

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
2.31%, 12/01/2018	$330,000	$331,766
2.51%, 06/01/2019	160,000	161,680
2.61%, 12/01/2019	600,000	603,900
3.09%, 06/01/2020	200,000	204,834
3.19%, 12/01/2020	315,000	322,551
4.50%, 04/15/2054	3,997,569	4,065,928
4.71%, 12/01/2037	1,995,000	2,028,376
5.21%, 12/01/2016	1,150,000	1,183,419
5.96%, 06/01/2017	665,000	696,754
6.50%, 12/01/2039	1,170,000	1,221,117
		16,482,945
Michigan - 0.08%
Michigan State Housing Development Authority
0.06%, 06/01/2038 (b) (c)	1,260,000	1,260,000

Minnesota - 0.05%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	105,000	105,638
6.30%, 07/01/2023	755,000	770,568
		876,206
Mississippi - 0.20%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,012,660
1.90%, 12/01/2019	145,000	144,872
		3,157,532
Missouri - 0.03%
Missouri State Housing Development Commission
2.65%, 11/01/2041	420,000	418,639
4.15%, 09/25/2025	90,403	90,516
		509,155
Nevada - 0.00%
Nevada State Housing Division
5.11%, 04/01/2017	5,000	4,973

New Hampshire - 0.10%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,265,000	1,338,218
5.70%, 01/01/2035	310,000	314,018
		1,652,236
New Jersey - 1.24%
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	274,079
3.38%, 09/01/2025	280,000	285,908
4.00%, 09/01/2028	195,000	201,915
New Jersey State Housing & Mortgage Finance Agency
1.90%, 11/01/2015	135,000	135,158
2.13%, 11/01/2016	145,000	144,804
2.38%, 11/01/2017	80,000	80,073
2.69%, 11/01/2018	90,000	89,815
2.70%, 05/01/2019	360,000	363,301
2.80%, 11/01/2019	375,000	378,836
2.99%, 11/01/2019	100,000	99,692
3.05%, 05/01/2020	390,000	394,957
3.27%, 11/01/2020	100,000	99,943

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund
	Principal Amount	Value
3.35%, 11/01/2020	$395,000	$400,427
3.45%, 05/01/2021	405,000	412,298
3.55%, 11/01/2021	425,000	433,194
3.57%, 11/01/2021	70,000	70,138
3.65%, 05/01/2022	430,000	440,238
3.72%, 11/01/2022	125,000	125,319
3.80%, 11/01/2022	450,000	461,304
3.90%, 05/01/2023	460,000	473,174
4.00%, 11/01/2023	475,000	489,255
4.10%, 05/01/2024	485,000	499,303
4.20%, 11/01/2024	505,000	519,822
4.57%, 11/01/2027	900,000	899,379
4.88%, 11/01/2029	2,500,000	2,573,000
4.89%, 11/01/2032	1,435,000	1,431,972
5.09%, 11/01/2043	4,785,000	4,823,280
5.93%, 11/01/2028	1,625,000	1,674,839
6.13%, 11/01/2037	1,315,000	1,353,648
		19,629,071
New Mexico - 0.21%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	976,086	921,308
5.42%, 01/01/2016	85,000	87,223
6.15%, 01/01/2038	340,000	344,175
UNM Sandoval Regional Medical Center
4.50%, 07/20/2036	1,850,000	1,935,100
		3,287,806
New York - 5.89%
New York City Housing Development Corp.
0.80%, 05/01/2015	2,700,000	2,699,244
0.80%, 05/01/2015	500,000	499,915
0.90%, 11/01/2015	1,205,000	1,204,265
1.00%, 11/01/2015	500,000	499,820
1.03%, 05/01/2015	500,000	500,185
1.10%, 05/01/2015	715,000	715,586
1.11%, 05/01/2016	1,570,000	1,569,608
1.15%, 02/01/2016	210,000	210,193
1.16%, 11/01/2015	605,000	605,490
1.16%, 05/01/2017	910,000	905,050
1.17%, 05/01/2016	900,000	900,567
1.25%, 11/01/2015	800,000	801,448
1.29%, 05/01/2016	615,000	616,415
1.31%, 11/01/2016	1,205,000	1,204,651
1.31%, 11/01/2016	1,595,000	1,594,458
1.34%, 08/01/2016	500,000	501,020
1.40%, 05/01/2016	655,000	657,515
1.44%, 11/01/2016	500,000	501,080
1.44%, 05/01/2017	1,215,000	1,217,867
1.54%, 02/01/2017	515,000	516,586
1.57%, 11/01/2016	700,000	703,157
1.59%, 05/01/2017	785,000	789,639
1.59%, 11/01/2017	1,225,000	1,225,686
1.71%, 08/01/2015	1,630,000	1,637,253
1.73%, 05/01/2017	780,000	787,192
1.73%, 08/01/2017	730,000	736,555
1.74%, 05/01/2018	1,240,000	1,237,954

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
1.75%, 11/01/2017	$550,000	$553,273
1.87%, 11/01/2018	1,255,000	1,261,137
1.91%, 02/01/2016	1,655,000	1,663,771
1.91%, 11/01/2017	750,000	757,763
2.01%, 05/01/2019	1,270,000	1,271,524
2.04%, 11/01/2018	805,000	814,088
2.08%, 05/01/2018	760,000	767,258
2.11%, 08/01/2016	1,665,000	1,677,571
2.26%, 11/01/2018	630,000	642,209
2.30%, 05/01/2016	2,130,000	2,164,932
2.31%, 02/01/2017	1,685,000	1,707,343
2.43%, 05/01/2019	720,000	734,429
2.50%, 11/01/2016	2,160,000	2,207,736
2.51%, 08/01/2017	1,710,000	1,737,719
2.59%, 11/01/2019	820,000	836,482
2.71%, 02/01/2018	1,730,000	1,762,645
2.77%, 11/01/2021	1,295,000	1,291,180
2.79%, 05/01/2017	2,195,000	2,270,245
2.91%, 08/01/2018	1,750,000	1,787,905
3.11%, 02/01/2019	1,775,000	1,819,304
3.26%, 08/01/2019	1,805,000	1,904,564
3.43%, 02/01/2020	1,830,000	1,888,560
3.58%, 08/01/2020	965,000	1,032,039
3.67%, 11/01/2015	410,000	411,865
4.97%, 05/01/2019	1,995,000	2,162,480
5.27%, 08/01/2035	1,000,000	1,070,940
5.63%, 11/01/2024	3,250,000	3,583,710
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	967,968
New York State Housing Finance Agency
0.04%, 11/01/2041 (b)	2,500,000	2,500,000
0.05%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.05%, 05/15/2037	2,600,000	2,600,000
0.65%, 05/01/2015	1,955,000	1,957,561
0.95%, 05/01/2016	1,075,000	1,077,408
1.40%, 05/01/2017	845,000	842,803
1.50%, 11/01/2017	855,000	852,332
4.90%, 08/15/2025 (c)	250,000	253,570
5.05%, 08/15/2039 (c)	1,355,000	1,375,176
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	996,570
1.23%, 10/01/2015	700,000	702,996
1.59%, 04/01/2018	2,000,000	1,999,500
1.66%, 04/01/2017	950,000	958,683
1.82%, 10/01/2017	960,000	969,264
1.97%, 04/01/2018	970,000	980,951
2.12%, 10/01/2018	980,000	990,908
2.43%, 10/01/2019	1,005,000	1,017,281
3.40%, 10/01/2022	3,315,000	3,425,655
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	500,655
		93,555,352

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
North Carolina - 0.49%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	$7,075,000	$7,230,509
3.41%, 07/01/2022	290,000	297,534
4.01%, 01/01/2026	240,000	246,806
		7,774,849
Ohio - 0.01%
Ohio State
7.75%, 12/01/2015	65,000	65,995
Ohio State Housing Finance Agency
5.47%, 09/01/2025	160,000	161,994
		227,989
Oregon - 0.53%
Portland
0.08%, 06/01/2038 (b) (c)	7,800,000	7,800,000
4.62%, 06/15/2018	325,000	349,687
6.03%, 06/15/2018	205,635	220,941
		8,370,628
Pennsylvania - 0.58%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	494,810
4.86%, 06/01/2018	50,000	55,267
4.97%, 06/01/2016	125,000	130,142
5.02%, 06/01/2016	5,925,000	6,289,743
5.17%, 06/01/2017	600,000	657,588
5.41%, 06/01/2022	500,000	586,685
6.39%, 06/01/2024	225,000	272,916
Pennsylvania State Housing Finance Agency
0.04%, 10/01/2034 (b) (c)	605,000	605,000
5.84%, 04/01/2037	140,000	141,149
		9,233,300
Rhode Island - 0.04%
Rhode Island State Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	576,052

South Carolina - 0.31%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	2,055,000	2,084,407
4.00%, 07/01/2034	2,100,000	2,226,315
5.15%, 07/01/2037 (c)	570,000	583,053
		4,893,775
Texas - 1.43%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	493,626
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	12,695,000	12,626,701
Texas State Department of Housing & Community Affairs
0.07%, 07/15/2040 (b) (c)	2,835,000	2,835,000
0.11%, 09/01/2036 (b)	405,000	405,000
2.88%, 07/01/2041	6,320,000	6,327,268
		22,687,595

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
Utah - 1.27%
Utah State Housing Corp.
2.05%, 01/01/2043	$3,500,000	$3,471,930
2.15%, 01/01/2043	5,756,000	5,763,828
2.20%, 07/01/2041	5,755,000	5,468,516
2.70%, 07/01/2044	3,000,000	3,019,680
6.32%, 01/01/2028	1,575,000	1,578,985
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	573,524
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	108,295
4.40%, 05/01/2026	200,000	218,574
		20,203,332
Virginia - 2.14%
Arlington County Industrial Development Authority
0.17%, 02/01/2016 (b)	540,000	540,000
1.99%, 12/15/2020	1,290,000	1,266,329
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	527,405
Fairfax County Redevelopment & Housing Authority
0.66%, 03/01/2015	5,200,000	5,204,836
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	999,780
1.65%, 10/01/2018	500,000	494,480
2.77%, 03/01/2018	2,000,000	2,049,520
3.25%, 08/25/2042	2,332,496	2,326,875
4.17%, 10/01/2032	1,000,000	1,007,320
4.25%, 10/25/2043	1,424,812	1,497,264
4.30%, 12/25/2043	2,862,222	3,013,433
5.28%, 03/01/2028	320,000	339,443
5.50%, 06/25/2034 (a)	2,530,697	2,530,697
5.50%, 03/25/2036 (a)	2,300,422	2,438,088
5.70%, 11/01/2022	1,250,000	1,333,425
5.97%, 11/01/2024	1,405,000	1,501,650
6.25%, 11/01/2029	4,365,000	4,681,637
6.32%, 08/01/2019	1,980,000	2,268,882
		34,021,064
Washington - 0.27%
King County Housing Authority
6.38%, 12/31/2046	4,255,000	4,376,778

West Virginia - 0.90%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	249,615
0.94%, 05/01/2016	250,000	249,355
1.04%, 11/01/2016	250,000	248,472
1.23%, 05/01/2017	250,000	248,112
1.68%, 05/01/2019	250,000	244,623
1.95%, 05/01/2020	250,000	243,823
2.05%, 11/01/2020	325,000	315,981
2.30%, 11/01/2021	500,000	483,885
2.71%, 11/01/2017	1,520,000	1,568,412
2.81%, 05/01/2018	1,900,000	1,965,360
2.91%, 11/01/2018	1,500,000	1,549,605
3.12%, 05/01/2019	2,015,000	2,096,265

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund
	Principal Amount	Value
3.22%, 11/01/2019	$2,415,000	$2,510,272
3.32%, 05/01/2020	1,510,000	1,573,646
3.42%, 11/01/2020	740,000	771,761
		14,319,187
TOTAL MUNICIPAL BONDS
(Cost $343,945,353)		347,905,865

MISCELLANEOUS INVESTMENTS - 0.10%
Community Reinvestment Revenue Note, 4.68%, 08/01/2035 (a) (d)	15,291	15,264
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	1,556,856	1,555,608
TOTAL MISCELLANEOUS INVESTMENTS
(Cost $1,594,826)		1,570,872

CERTIFICATE OF DEPOSIT - 0.02%
Self Help Federal Credit Union
0.55%, 08/23/2015	250,000	250,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $250,000)		250,000

	Shares
SHORT-TERM INVESTMENT - 1.98%
Money Market Fund - 1.98%
Dreyfus Treasury Prime Cash Management, 0.00% (e)	31,524,481	31,524,481
TOTAL SHORT-TERM INVESTMENT
(Cost $31,524,481)		31,524,481

Total Investments (Cost $1,605,316,353) - 101.91%		$1,618,653,708
Liabilities in Excess of Other Assets, Net - (1.91)%		(30,361,516)
NET ASSETS - 100.00%		$1,588,292,192

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2014:

Cost of Investments	$1,605,316,353
Gross Unrealized Appreciation	32,685,417
Gross Unrealized Depreciation	(19,348,062)
Net Unrealized Appreciation	$13,337,355

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

(a)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2014 is $28,550,164, which represents 1.80% of total net assets.
(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2014.
(c)	Security is subject to Alternative Minimum Tax.
(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2014, these securities amounted to $1,570,872, which represents 0.10% of total net assets.
(e)	The rate shown is the 7-day effective yield as of November 30, 2014.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

Statement of Assets and Liabilities as of November 30, 2014

Assets:
Investments, at fair value (identified cost — $1,605,316,353)	$1,618,653,708
Receivables:
Interest	5,830,268
Capital shares sold	1,437,963
Prepaid expenses	214,616
Total Assets	$1,626,136,555
Liabilities:
Payables:
Investment securities purchased	$33,135,049
Distributions to Shareholders	3,236,689
Advisory fees due to Advisor	388,503
Distribution 12b-1 fees	293,006
Shareholder servicing fees	231,455
Capital shares redeemed	164,965
Administration fees	76,256
Chief Compliance Officer fees	54,623
Trustees' fees	10,113
Due to Custodian	1,452
Other accrued expenses	252,252
Total Liabilities	$37,844,363
Net Assets:	$1,588,292,192
Net Assets consist of:
Paid-in capital	$1,590,873,519
Distributions in excess of net investment income	(2,430,849)
Accumulated net realized loss on investments	(13,487,833)
Net unrealized appreciation on investments	13,337,355
Net Assets	$1,588,292,192
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 130,067,219 shares outstanding)	$1,401,704,695
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 13,983,621 shares outstanding)	$150,550,162
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,348,966 shares outstanding)	$36,037,335
Net Asset Value, offering and redemption price per share — CRA Shares	$10.78
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.77
Net Asset Value, offering and redemption price per share — Retail Shares	$10.76

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

Statement of Operations for the six-month period ended
 November 30, 2014

Investment Income:
Interest	$22,139,929
Dividends	3
Total investment income	22,139,932
Expenses:
Investment advisory fees	2,342,778
Distribution fees — CRA Shares	1,721,304
Distribution fees — Retail Shares	44,060
Special administrative services fees — CRA Shares	1,377,058
Shareholder servicing fees — Retail Shares	17,624
Accounting and administration fees	460,646
Professional fees	225,098
Trustees' fees	155,124
Insurance expense	103,963
Transfer agent fees	98,862
Custodian fees	93,982
Chief Compliance Officer fees	91,995
Registration and filing expenses	42,369
Printing fees	31,592
Other	64,767
Net expenses	6,871,222
Net investment income	15,268,710
Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(611,230)
Net change in unrealized appreciation (depreciation) on investments	13,962,324
Net realized and unrealized gain on investments	13,351,094
Net increase in net assets resulting from operations:	$28,619,804

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2014 (Unaudited)	For the Fiscal Year Ended May 31, 2014
Operations:
Net investment income	$15,268,710	$30,218,280
Net realized loss on investments	(611,230)	(9,430,552)
Net change in unrealized appreciation (depreciation) on investments	13,962,324	(14,230,429)
Net increase in net assets resulting from operations	28,619,804	6,557,299
Distributions to shareholders from:
Net investment income
CRA Shares	(15,310,799)	(28,390,526)
Institutional Shares	(1,987,104)	(4,072,484)
Retail Shares	(409,991)	(820,771)
Net capital gains
CRA Shares	—	(2,994,835)
Institutional Shares	—	(331,990)
Retail Shares	—	(80,122)
Total distributions	(17,707,894)	(36,690,728)
Capital share transactions:
CRA Shares
Shares issued	37,109,642	184,117,239
Shares reinvested	3,850,012	10,255,262
Shares redeemed	(29,469,148)	(80,916,381)
	11,490,506	113,456,120
Institutional Shares
Shares issued	14,659,812	30,906,283 (a)
Shares reinvested	1,615,704	3,570,018
Shares redeemed	(18,375,730)	(65,366,217)
	(2,100,214)	(30,889,916)
Retail Shares
Shares issued	4,198,888	9,696,475
Shares reinvested	301,114	813,643
Shares redeemed	(3,814,515)	(15,241,865)
	685,487	(4,731,747)
Increase in net assets from capital share transactions	10,075,779	77,834,457
Increase in net assets	20,987,689	47,701,028
Net Assets:
Beginning of period	1,567,304,503	1,519,603,475
End of period	$1,588,292,192	$1,567,304,503
Undistributed (distributions in excess of) net investment income	$(2,430,849)	$8,335

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

Statements of Changes in Net Assets (Continued)

	For the Six-Month Period Ended November 30, 2014 (Unaudited)	For the Fiscal Year Ended May 31, 2014

Share Transactions:
CRA Shares
Shares issued	3,456,977	17,209,809
Shares reinvested	359,605	964,065
Shares redeemed	(2,761,460)	(7,608,085)
Increase in shares	1,055,122	10,565,789
CRA Shares outstanding at beginning of period	129,012,097	118,446,308
CRA Shares at end of period	130,067,219	129,012,097
Institutional Shares
Shares issued	1,368,648	2,900,803 (a)
Shares reinvested	150,901	335,851
Shares redeemed	(1,718,439)	(6,133,419)
Decrease in shares	(198,890)	(2,896,765)
Institutional Shares outstanding at beginning of period	14,182,511	17,079,276
Institutional Shares at end of period	13,983,621	14,182,511
Retail Shares
Shares issued	392,006	911,878
Shares reinvested	28,169	76,623
Shares redeemed	(356,429)	(1,432,227)
Increase/(decrease) in shares	63,746	(443,726)
Retail Shares outstanding at beginning of period	3,285,220	3,728,946
Retail Shares at end of period	3,348,966	3,285,220

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period)

			CRA Shares
	For the Six-Month Period Ended November 30, 2014 (Unaudited)		For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010
Net Asset Value, Beginning of Period	$10.70		$10.91	$11.23	$10.91	$10.86	$10.63
Investment Operations:
Net investment income(a)	0.10		0.20	0.22	0.29	0.34	0.40
Net realized and unrealized gain (loss) on investments(a)	0.10		(0.17)	(0.22)	0.41	0.06	0.23
Total from investment operations	0.20		0.03	—	0.70	0.40	0.63
Distributions from:
Net investment income	(0.12)		(0.22)	(0.25)	(0.31)	(0.35)	(0.40)
Net capital gains	—		(0.02)	(0.07)	(0.07)	—	—
Total distributions	(0.12)		(0.24)	(0.32)	(0.38)	(0.35)	(0.40)
Net Asset Value, End of Period	$10.78		$10.70	$10.91	$11.23	$10.91	$10.86
Total return(b)	1.87%		0.37%	(0.09)%	6.51%	3.79%	6.01%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$1,401,705		$1,380,547	$1,292,720	$1,148,680	$960,112	$816,486
Ratio of expenses to average net assets
Before fee waiver	0.93	%(c)	0.94%	0.93%	0.94%	0.95%	0.95%
After fee waiver	0.93	%(c)	0.94%	0.93%	0.94%	0.95%	0.95%
Ratio of net investment income to average net assets	1.91	%(c)	1.91%	1.97%	2.63%	3.16%	3.70%
Portfolio turnover rate	13	%(d)	27%	28%	32%	40%	31%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

			Institutional Shares
	For the Six-Month Period Ended November 30, 2014 (Unaudited)		For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010
Net Asset Value, Beginning of Period	$10.69		$10.91	$11.22	$10.90	$10.85	$10.62
Investment Operations:
Net investment income(a)	0.13		0.25	0.27	0.34	0.39	0.45
Net realized and unrealized gain (loss) on investments(a)	0.09		(0.18)	(0.21)	0.41	0.06	0.23
Total from investment operations	0.22		0.07	0.06	0.75	0.45	0.68
Distributions from:
Net investment income	(0.14)		(0.27)	(0.30)	(0.36)	(0.40)	(0.45)
Net capital gains	—		(0.02)	(0.07)	(0.07)	—	—
Total distributions	(0.14)		(0.29)	(0.37)	(0.43)	(0.40)	(0.45)
Net Asset Value, End of Period	$10.77		$10.69	$10.91	$11.22	$10.90	$10.85
Total return(b)	2.01%		0.83%	0.45%	6.99%	4.25%	6.49%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$150,550		$151,654	$186,257	$159,159	$97,757	$49,854
Ratio of expenses to average net assets
Before fee waiver	0.48	%(c)	0.48%	0.48%	0.49%	0.51%	0.50%
After fee waiver	0.48	%(c)	0.48%	0.48%	0.49%	0.51%	0.50%
Ratio of net investment income to average net assets	2.36	%(c)	2.36%	2.42%	3.07%	3.60%	4.14%
Portfolio turnover rate	13	%(d)	27%	28%	32%	40%	31%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

			Retail Shares
	For the Six-Month Period Ended November 30, 2014 (Unaudited)		For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010
Net Asset Value, Beginning of Period	$10.68		$10.89	$11.21	$10.89	$10.84	$10.62
Investment Operations:
Net investment income(a)	0.11		0.21	0.23	0.30	0.35	0.41
Net realized and unrealized gain (loss) on investments(a)	0.09		(0.17)	(0.22)	0.41	0.07	0.22
Total from investment operations	0.20		0.04	0.01	0.71	0.42	0.63
Distributions from:
Net investment income	(0.12)		(0.23)	(0.26)	(0.32)	(0.37)	(0.41)
Net capital gains	—		(0.02)	(0.07)	(0.07)	—	—
Total distributions	(0.12)		(0.25)	(0.33)	(0.39)	(0.37)	(0.41)
Net Asset Value, End of Period	$10.76		$10.68	$10.89	$11.21	$10.89	$10.84
Total return(b)	1.83%		0.57%	0.01%	6.62%	3.90%	6.04%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$36,037		$35,103	$40,624	$34,128	$28,729	$21,376
Ratio of expenses to average net assets
Before fee waiver	0.83	%(c)	0.83%	0.83%	0.84%	0.85%	0.85%
After fee waiver	0.83	%(c)	0.83%	0.83%	0.84%	0.85%	0.85%
Ratio of net investment income to average net assets	2.01	%(c)	2.01%	2.07%	2.73%	3.26%	3.79%
Portfolio turnover rate	13	%(d)	27%	28%	32%	40%	31%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

Notes to Financial Statements November 30, 2014

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At November 30, 2014, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $28,550,164.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

34	The Community Reinvestment Act Qualified Investment Fund

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets
•	Quoted prices for identical or similar assets in non-active markets
•	Inputs other than quoted prices that are observable
•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means
•	Matrix pricing
•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2014.

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$6,742,207	$—		$6,742,207
U.S. Government & Agency Obligations	—	1,207,094,168	23,566,115		1,230,660,283
Municipal Bonds	—	342,937,080	4,968,785		347,905,865
Miscellaneous Investments	—	1,555,608	15,264		1,570,872
Certificate of Deposit	—	250,000	—		250,000
Short-Term Investment	31,524,481	—	—		31,524,481
Total Investments in Securities	$31,524,481	$1,558,579,063	$28,550,164	*	$1,618,653,708

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

(Unaudited)	35

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2014	$36,227,238
Accrued discounts/premiums	(2,747)
Realized gain/(loss)	(1,332)
Change in appreciation/(depreciation)	280,054
Purchases	351,479
Sales	(68,462)
Amortization sold	106
Transfer into Level 3	—
Transfer out of Level 3	(13,220,221)
Ending balance as of November 30, 2014	$23,566,115
Change in unrealized losses included in earnings related to securities still held at reporting date	$280,054

Municipal Bonds
Beginning Balance as of June 1, 2014	$5,243,809
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	(275,024)
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2014	$4,968,785
Change in unrealized gains included in earnings related to securities still held at reporting date	$—

36	The Community Reinvestment Act Qualified Investment Fund

Investments in Miscellaneous Investments
Beginning Balance as of June 1, 2014	$134,879
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	(119,615)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2014	$15,264
Change in unrealized gains included in earnings related to securities still held at reporting date	$—

For the six-month period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2014, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For the six-month period ended November 30, 2014, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2014. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Asset Backed Securities	$15,264	Matrix Pricing	Remaining Average Life	0.26 years
			Spread	E+516
			Coupon	4.68%
Ginnie Mae Multifamily - Project Loans	$8,279,581	Matrix Pricing	Structure	All 35 year amortization, 2- 1 year lock out with 9% declining prepayment penalty, 1- no lockout with 10% declining prepayment penalty
			Remaining Average Life	8.95-9.02 (8.99) years
			Coupon	3.25%-3.51% (3.38%)
			Spread to benchmark	N+50
			Offered Quotes variance to Mark	0.72-0.86% (.80%)

(Unaudited)	37

Financial Asset	Fair Value at November 30, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Ginnie Mae Multifamily - REMIC's	$598,242	Matrix Pricing	Remaining Average Life Coupon	2.27 years 1.90%
			Spread to Benchmark	N+120
			Offered Quotes variance to Mark	0.72%
FHA Project Loans	$14,688,292	Matrix Pricing	Structure	Lockout range 0-10 years (5 yr average lock out), remaining maturity term range 6.74-35.78 years (23.5 year average maturity range)
			Remaining Average Life	0.23-9.61 (4.68) years
			Coupon	6.00%-7.43% (6.61%)
			Spread to benchmark	E+360-N+410 (+359)
			Offered Quotes variance to Mark	-0.18-% - 0.33% (0.14%)
Taxable Municipal Bonds	$4,968,785	Matrix Pricing	Remaining Average Life Coupon	5.33-6.33 (5.83) years 5.50%
			Spread to benchmark	-12-6/TBA (-9/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

38	The Community Reinvestment Act Qualified Investment Fund

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

(Unaudited)	39

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2014 were as follows:

	Shares	Amount
CRA Shares
Shares issued	3,456,977	$37,109,642
Shares reinvested	359,605	3,850,012
Shares redeemed	(2,761,460)	(29,469,148)
Net Increase	1,055,122	$11,490,506
Institutional Shares
Shares issued	1,368,648	$14,659,812
Shares reinvested	150,901	1,615,704
Shares redeemed	(1,718,439)	(18,375,730)
Net Decrease	(198,890)	$(2,100,214)
Retail Shares
Shares issued	392,006	$4,198,888
Shares reinvested	28,169	301,114
Shares redeemed	(356,429)	(3,814,515)
Net Increase	63,746	$685,487

40	The Community Reinvestment Act Qualified Investment Fund

Transactions in shares of the Fund for the fiscal year ended May 31, 2014 were as follows:

	Shares	Amount
CRA Shares
Shares issued	17,209,809	$184,117,239
Shares reinvested	964,065	10,255,262
Shares redeemed	(7,608,085)	(80,916,381)
Net Increase	10,565,789	$113,456,120
Institutional Shares
Shares issued (a)	2,900,803	$30,906,283
Shares reinvested	335,851	3,570,018
Shares redeemed	(6,133,419)	(65,366,217)
Net Decrease	(2,896,765)	$(30,889,916)
Retail Shares
Shares issued	911,878	$9,696,475
Shares reinvested	76,623	813,643
Shares redeemed	(1,432,227)	(15,241,865)
Net Decrease	(443,726)	$(4,731,747)

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2014, were as follows:

Purchases:
U.S. Government	$154,083,896
Other	53,137,071
Sales and Maturities:
U.S. Government	$164,379,775
Other	39,632,931

At November 30, 2014, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$1,605,316,353
Gross unrealized appreciation	32,685,417
Gross unrealized depreciation	(19,348,062)
Net appreciation on investments	$13,337,355

(Unaudited)	41

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2014, the Advisor was entitled to receive advisory fees of $2,342,778.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2014, the Advisor was entitled to receive fees of $1,377,058 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2014, the Fund incurred distribution expenses of $1,721,304 and $44,060 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2015. For the six-month period ended November 30, 2014, the Fund incurred expenses under the Services Plan of $17,624.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2015 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2014.

42	The Community Reinvestment Act Qualified Investment Fund

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2014, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$3,076,391	$(3,076,391)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2014	Fiscal Year Ended May 31, 2013
Distributions declared from:
Ordinary income	$33,283,901	$34,507,580
Long-term capital gain	3,406,827	8,086,947
Total Distributions	$36,690,728	$42,594,527

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

(Unaudited)	43

As of May 31, 2014, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$2,881,320
Capital loss carryforwards	(3,343,635)
Post-October losses	(9,506,169)
Other temporary differences	(2,872,982)
Unrealized depreciation, net	(651,771)
Distributable earnings, net	$(13,493,237)

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2014, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$331,503	$3,012,132	$3,343,635

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

44	The Community Reinvestment Act Qualified Investment Fund

Note 7 – IN-KIND TRANSFER OF SECURITIES

During the fiscal year ended May 31, 2014, the Trust issued Institutional Shares of the Fund in exchange for securities that were permissible investments for the Fund. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
October 7, 2013	177,726	$1,896,339

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	45

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

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Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of the report includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes,
President/Principal Executive Officer
Date: February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 6, 2015

By (Signature and Title)	/s/ James H. Malone
James H. Malone
Treasurer/Principal Financial Officer
Date: February 6, 2015